UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

ANNUAL REPORT

October 31, 2011

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio Management Discussion – October 31, 2011
(Unaudited)

At October 31, 2011, the audited net asset value attributable to each of the 580,606 common shares outstanding of the Third Avenue Value Fund Investor Class and 78,296,767 common shares outstanding of Third Avenue Value Fund Institutional Class were $44.00 and $44.08 respectively. This compares with audited net asset values at October 31, 2010 of $49.19 and $49.16 per share respectively, adjusted for a subsequent distribution to shareholders.

		Average Annual Returns for the periods ended October 31, 2011

	One Year ended 10/31/11	Three Year	Five Year	Ten Year	Since Inception

Third Avenue Value Fund Investor Class†	(10.62%)	N/A	N/A	N/A	(1.83%)

Third Avenue Value Fund Institutional Class^	(10.42%)	9.63%	(3.42%)	5.52%	11.54%

MSCI World Index‡*	2.30%	11.39%	(0.45%)	5.08%	7.03%

S&P 500 Index‡	8.09%	11.41%	0.25%	3.69%	9.22%

†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on November 1, 1990.
‡	The date used to calculate the Since Inception performance for the index is the inception date of the Institutional Class.
*	Additional benchmark used by the Fund effective March 1, 2011.

The relative under-performance of Third Avenue Value Fund (the “Fund”) for the year is attributable to its investments in Hong Kong-based real estate and holding companies, as well as to its investment in POSCO, a South Korean steel company. In both cases, we believe that macro concerns about a slowdown in China’s economic growth, caused by its government’s attempts to curb housing price inflation and to manage economic activity, have caused stock prices in the region to diverge sharply from underlying business performance, which has been positive.

The Fund’s two largest detractors were Henderson Land Development and Cheung Kong Holdings, two Hong Kong real estate and investment companies. The third largest detractor was POSCO.

The top contributor for the year was Toyota Industries, a Japanese industrial company that is the single largest shareholder of Toyota Motor. The company’s stock price rose during the year despite the March earthquake in Japan, which disrupted some of Toyota Industries operations.

The next most significant performance contributor was Cimarex Energy. Cimarex, an independent oil and gas company, saw its share price grow dramatically during the year as the company consistently reported strong operating results and growing reserves. We exited the position as it reached full value. We continue to watch Cimarex and would consider bringing it back into the portfolio at the right price.

The most significant new addition to the portfolio during the year was Hutchison Whampoa, a Hong Kong-based conglomerate that is the world’s largest ports operator and also has telecommunications, real estate, infrastructure, energy and retail assets worldwide.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio Management Discussion (continued)
(Unaudited)

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2011, AND ARE SUBJECT TO CHANGE.

The Fund’s performance may be influenced by a foreign country’s political, social and economic situation. Other risks include currency fluctuations, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Fund. These and other risks are described more fully in the Fund’s prospectus.

Third Avenue Value Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 of the world’s most developed markets. The S&P 500 Index is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The MSCI World Index and the S&P 500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

2

Third Avenue Trust
Third Avenue Value Fund – Investor Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE FUND – INVESTOR CLASS (TVFVX),
THE MSCI WORLD INDEX AND THE STANDARD & POOR’S 500 INDEX (S&P 500 INDEX)
FROM INCEPTION OF THE FUND (12/31/09) THROUGH OCTOBER 31, 2011

Average Annual Total Return

Since Inception
1 Year	(12/31/09)
(10.62%)	(1.83%)

*	Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3

Third Avenue Trust
Third Avenue Value Fund – Institutional Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE FUND – INSTITUTIONAL
CLASS (TAVFX), THE MSCI WORLD INDEX AND THE STANDARD & POOR’S 500 INDEX (S&P 500 INDEX)
FOR THE TEN YEARS ENDED OCTOBER 31, 2011

Average Annual Total Return

1 Year	3 Years	5 Years	10 Years
(10.42%)	9.63%	(3.42%)	5.52%

*	Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4

Third Avenue Trust
Third Avenue Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of October 31, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at October 31, 2011

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 2.01%

	Consumer Products - 0.05%
18,010,162	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (b) (c) (e)	$1,593,899

	Financial Insurance - 1.96%
136,630,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (d) (f)	68,315,000

	Total Corporate Debt Instruments (Cost $154,175,909)	69,908,899

Shares

Preferred Stocks - 0.01%

	Insurance & Reinsurance - 0.01%
4,775	Ecclesiastical Insurance, 8.625% (United Kingdom)	8,426
1,022,245	RS Holdings Corp., Convertible, Class A (a) (b) (c) (e)	194,023

	Total Preferred Stocks (Cost $1,022,936)	202,449

Common Stocks - 93.38%

	Annuities & Mutual Fund Management & Sales - 3.67%
6,000,000	Bank of New York Mellon Corp. (The)	127,680,000

	Auto Supply - 0.00%
191,736	ISE, Ltd.[1] (a) (b)	0
460,467	ISE, Ltd. Restricted Voting Shares[1] (a) (b) (e)	0

		0

	Automotive - 4.51%
5,579,900	Toyota Industries Corp. (Japan)	156,884,351

	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c) (e)	26,318

Shares		Value (Note 1)

	Depository Institutions - 2.62%
218,500	Carver Bancorp, Inc. (a) (c)	$87,400
10,728,450	Chong Hing Bank, Ltd. (Hong Kong)	20,293,472
10,000,000	KeyCorp	70,600,000

		90,980,872

	Diversified Operations - 11.53%
5,679,897	Brookfield Asset Management, Inc., Class A (Canada)	164,717,013
16,819,000	Hutchison Whampoa, Ltd. (Hong Kong)	153,834,037
15,511,822	Wharf (Holdings), Ltd. (The) (Hong Kong)	82,511,202

		401,062,252

	Financial Insurance - 0.02%
37	Manifold Capital Holdings, Inc. (a) (b) (c) (e)	555,000

	Holding Companies - 21.36%
83,370	Capital Southwest Corp.	7,337,394
30,164,000	Cheung Kong Holdings, Ltd. (Hong Kong)	373,910,860
8,579,575	Investor AB, Class A (Sweden)	162,780,187
160,000,000	Lai Sun Garment International, Ltd. (Hong Kong) (a) (c)	14,714,036
1,334,600	RHJ International (Belgium) (a)	6,434,703
1,982,750	RHJ International (Belgium) (a) (e)	9,559,725
57,217,500	Wheelock & Co., Ltd. (Hong Kong)	168,109,925

		742,846,830

	Insurance & Reinsurance - 0.00%#
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b) (e)	144,075
9,337	RS Holdings Corp., Class A (a) (b) (c) (e)	1,772

		145,847

	Manufactured Housing - 2.33%
1,014	Fleetwood Homes, Inc. (a) (b) (c) (e)	80,843,000

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at October 31, 2011

Shares		Value (Note 1)

Common Stocks (continued)

	Mutual Holding Companies - 0.26%
47,859	Colonial Financial Services, Inc. (a)	$587,469
232,032	FedFirst Financial Corp. (c)	3,120,830
205,511	Gouverneur Bancorp, Inc. (c)	1,448,853
249,757	Home Federal Bancorp, Inc. (c)	3,209,377
242,800	SFSB, Inc. (a) (c)	570,580

		8,937,109

	Non-U.S. Real Estate Operating Companies - 22.79%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	147,196,648
30,534,000	Hang Lung Properties, Ltd. (Hong Kong)	111,199,209
97,689,054	Henderson Land Development Co., Ltd. (Hong Kong)	533,971,201

		792,367,058

	Oil & Gas Production & Services - 2.73%
776,800	Cenovus Energy, Inc. (Canada)	26,566,560
1,304,301	EnCana Corp. (Canada)	28,303,332
2,190,000	Nabors Industries, Ltd. (Bermuda) (a)	40,142,700

		95,012,592

	Semiconductor Equipment Manufacturers & Related - 0.71%
2,000,000	Applied Materials, Inc.	24,640,000

	Steel & Specialty Steel - 8.65%
3,500,000	POSCO, ADR (South Korea)	300,720,000

	Telecommunications - 2.28%
1,871,861	Sycamore Networks, Inc. (c)	35,977,168
10,008,450	Tellabs, Inc.	43,336,589

		79,313,757

Shares		Value (Note 1)

	U.S. Real Estate Operating Companies - 6.20%
9,487,910	FNC Realty Corp. (a) (b) (c)	$6,641,537
8,764,203	Forest City Enterprises, Inc., Class A (a) (c)	119,894,297
22,500	Forest City Enterprises, Inc., Class B (a) (c)	305,325
3,420,106	Tejon Ranch Co. (a) (c)	88,888,555

		215,729,714

	Utilities, Utility Service Companies & Waste Management - 3.72%
8,816,889	Covanta Holding Corp. (c)	129,255,593

	Total Common Stocks (Cost $3,039,742,022)	3,247,000,293

Investment Amount ($) or Partnership Units

Limited Partnerships - 0.30%

	Infrastructure - 0.29%
400,000	Brookfield Infrastructure Partners L.P. (Canada)[2]	10,036,000

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	534,952

	Total Limited Partnerships (Cost $8,007,814)	10,570,952

	Total Investment Portfolio - 95.70%
	(Cost $3,202,948,681)	3,327,682,593
	Other Assets less Liabilities - 4.30%	149,511,317

	NET ASSETS - 100.00%	$3,477,193,910

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at October 31, 2011

Notes:
ADR:	American Depository Receipt.
PIK:	Payment-in-kind.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Restricted security subject to restrictions on resale.

Acquisition Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	10/31/11 Carrying Value Per Unit

1,014	Fleetwood Homes, Inc.	8/14/09-4/29/11	$70,980,400	$79,726.82
526,368	Home Products International, Inc.	5/30/07	54,667,471	0.05
18,010,162	Home Products International, Inc. 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17	3/16/07-10/24/11	18,010,162	8.85
460,467	ISE, Ltd., Restricted Voting Shares	3/8/06 - 4/11/08	4,280,822	—
37	Manifold Capital Holdings, Inc.	9/24/97-11/10/06	42,781,514	15,000.00
127,500	Olympus Re Holdings, Ltd.	12/20/01	12,019,608	1.13
1,982,750	RHJ International	3/29/05-3/14/07	50,259,540	4.82
9,337	RS Holdings Corp., Class A	5/9/03	9,105	0.19
1,022,245	RS Holdings Corp., Convertible, Class A Pfd	3/18/02-4/20/04	1,013,140	0.19

At October 31, 2011, these restricted securities had a total market value of $99,352,515 or 2.86% of net assets of the Fund.

(f)	Variable rate security. The rate disclosed is in effect as of October 31, 2011.
#	Amount represents less than 0.01% of total net assets.
[1]	Incorporated in Cayman Islands.
[2]	Bermuda exempted limited partnership.

Country Concentration

% of Net Assets

Hong Kong	46.18%
United States	23.46
South Korea	8.65
Canada	6.60
Sweden	4.68
Japan	4.51
Bermuda	1.16
Belgium	0.46
United Kingdom	0.00 #

Total	95.70%

#	Amount represents less than 0.01% of total net assets.

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Trust
Third Avenue Value Fund
Statement of Assets and Liabilities
October 31, 2011

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $2,569,865,071)	$2,840,355,030
Affiliated issuers (cost of $633,083,610)	487,327,563

Total investments (cost of $3,202,948,681)	3,327,682,593
Cash	124,207,186
Receivable for securities sold	62,714,590
Dividends and interest receivable	13,344,090
Receivable for fund shares sold	697,454
Tax receivable	545,965
Other assets	122,654
Other receivables	43,847

Total assets	3,529,358,379

Liabilities:
Payable for securities purchased	41,015,273
Payable for fund shares redeemed	6,199,176
Payable to investment adviser (Note 3)	2,899,747
Accrued expenses	1,133,934
Payable for shareholder servicing fees (Note 3)	812,372
Distribution fees payable (Note 6)	73,380
Payable to trustees and officers	30,587

Total liabilities	52,164,469

Net assets	$3,477,193,910

Summary of net assets:
Capital stock, $0.001 par value	$3,783,400,511
Accumulated distributions in excess of net investment income	(22,276,930)
Accumulated net realized losses on investments and foreign currency transactions	(408,488,075)
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	124,558,404

Net assets applicable to capital shares outstanding	$3,477,193,910

Investor Class:
Net assets applicable to 580,606 shares outstanding, unlimited number of shares authorized	$25,546,835

Net asset value, offering and redemption price per share	$44.00

Institutional Class:
Net assets applicable to 78,296,767 shares outstanding, unlimited number of shares authorized	$3,451,647,075

Net asset value, offering and redemption price per share	$44.08

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Trust
Third Avenue Value Fund
Statement of Operations
For the Year Ended October 31, 2011

Investment Income:
Interest - unaffiliated issuers	$27,920,553
Interest - affiliated issuers (Note 5)	1,007,427
Dividends - unaffiliated issuers (net of foreign withholding tax of $3,835,094)	60,998,545
Dividends - affiliated issuers (Note 5)	2,141,460
Other income	111,823

Total investment income	92,179,808

Expenses:
Investment advisory fees (Note 3)	41,272,886
Shareholder servicing fees (Note 3)	6,402,679
Transfer agent fees	1,178,382
Custodian fees	786,181
Reports to shareholders	700,006
Trustees’ and officers’ fees and expenses	447,341
Administration fees (Note 3)	241,515
Accounting fees	237,484
Legal fees	217,587
Auditing fees	149,553
Insurance expenses	123,271
Distribution fees (Note 6)	63,122
Registration and filing fees	54,699
Miscellaneous expenses	121,104

Total expenses	51,995,810
Recovery of expenses previously waived (Note 3)	912,721
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(107,832)

Net expenses	52,800,699

Net investment income	39,379,109

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	351,324,048
Net realized loss on investments - affiliated issuers	(1,007,059)
Net realized gain on foreign currency transactions	190,953
Net change in unrealized appreciation/(depreciation) on investments	(790,476,704)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(366,684)

Net loss on investments and foreign currency transactions	(440,335,446)

Net decrease in net assets resulting from operations	$(400,956,337)

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Trust
Third Avenue Value Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010

Operations:
Net investment income	$39,379,109	$81,858,040
Net realized gain on investments - unaffiliated issuers	351,324,048	85,031,261
Net realized gain/(loss) on investments - affiliated issuers	(1,007,059)	32,288,004
Net realized gain/(loss) on foreign currency transactions	190,953	(330,285)
Net change in unrealized appreciation/(depreciation) on investments	(790,476,704)	520,891,614
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(366,684)	152,864

Net increase (decrease) in net assets resulting from operations	(400,956,337)	719,891,498

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(380,280)	—
Institutional Class	(93,625,411)	(141,917,365)

Decrease in net assets from dividends and distributions	(94,005,691)	(141,917,365)

Capital Share Transactions:
Proceeds from sale of shares	281,493,639	464,300,106
Net asset value of shares issued in reinvestment of dividends and distributions	89,053,928	130,284,578
Redemption fees	46,631	87,629
Cost of shares redeemed	(1,457,099,508)	(1,802,261,235)

Net decrease in net assets resulting from capital share transactions	(1,086,505,310)	(1,207,588,922)

Net decrease in net assets	(1,581,467,338)	(629,614,789)
Net assets at beginning of year	5,058,661,248	5,688,276,037

Net assets at end of year (including accumulated distributions in excess of net investment income of $(22,276,930) and $(73,495,715), respectively)	$3,477,193,910	$5,058,661,248

The accompanying notes are an integral part of the financial statements.

11

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Year Ended October 31, 2011	For the Period Ended October 31, 2010*

Investor Class:
Net asset value, beginning of period	$50.09	$46.32

Income (loss) from investment operations:
Net investment income@	0.37	0.59
Net gain/(loss) on investment transactions (both realized and unrealized)	(5.56)[2]	3.18	[1]

Total from investment operations	(5.19)	3.77

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.90)	—

Total dividends and distributions	(0.90)	—

Net asset value, end of period	$44.00	$50.09

Total return[3]	(10.62%)	8.16%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,547	$18,553
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.38%	1.46%[5]
After fee waivers/expense offset arrangement/recovery[6]	1.40%[7]	1.40	%5#
Ratio of net investment income to average net assets	0.75%	1.54%[5]
Portfolio turnover rate	6%	2%[4]

[1]	Includes redemption fees of $0.04 per share.
[2]	Includes redemption fees of $0.01 per share.
[3]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.

[4]	Not annualized.
[5]	Annualized.
[6]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

[7]	The investment adviser recovered a portion of its previously waived fees.
#	The investment adviser waived a portion of its fees.
*	Period from December 31, 2009 (Commencement of Operations) to October 31, 2010.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

12

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Years Ended October 31,

	2011	2010	2009	2008	2007

Institutional Class:
Net asset value, beginning of year	$50.13	$44.60	$35.16	$68.04	$60.29

Income (loss) from investment operations:
Net investment income	0.43 @	0.71 @	0.81 @	1.01 @	1.52
Net gain/(loss) on investment transactions
(both realized and unrealized)[1]	(5.51)	5.96	8.81	(31.80)	9.57

Total from investment operations	(5.08)	6.67	9.62	(30.79)	11.09

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.97)	(1.14)	(0.18)	(1.63)	(3.24)
Distributions from realized gains	—	—	(0.00)*	(0.46)	(0.10)

Total dividends and distributions	(0.97)	(1.14)	(0.18)	(2.09)	(3.34)

Net asset value, end of year	$44.08	$50.13	$44.60	$35.16	$68.04

Total return[2]	(10.42%)	15.25%	27.59%	(46.52%)	19.25%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$3,451,647	$5,040,109	$5,688,276	$5,372,294	$12,124,948
Ratio of expenses to average net assets
Before fee waivers/expense
offset arrangement/recovery	1.13%	1.19%	1.17%	1.11%	1.08%
After fee waivers/expense
offset arrangement/recovery[3]	1.15%[4]	1.15%#	1.17%	1.11%	1.08%
Ratio of net investment income to average net assets	0.86%	1.55%	2.23%	1.89%	1.32%
Portfolio turnover rate	6%	2%	5%	17%	5%

[1]	Includes redemption fees of less than $0.01 per share.
[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.

[3]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.

[4]	The investment adviser recovered a portion of its previously waived fees.
#	The investment adviser waived a portion of its fees.
@	Calculated based on the average number of shares outstanding during the period.
*	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

13

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio Management Discussion – October 31, 2011
(Unaudited)

At October 31, 2011, the audited net asset value attributable to each of the 369,766 comon shares outstanding of the Third Avenue Small-Cap Value Fund Investor Class and 39,143,649 common shares outstanding of Third Avenue Small-Cap Value Fund Institutional Class were $20.25 and $20.30 respectively. This compares with audited net asset values at October 31, 2010 of $19.16 and $19.17 per share respectively, adjusted for a subsequent distribution to shareholders.

		Average Annual Returns for the periods ended October 31, 2011

	One Year ended 10/31/11	Three Year	Five Year	Ten Year	Since Inception

Third Avenue Small-Cap Value Fund Investor Class†	5.58%	N/A	N/A	N/A	6.54%
Third Avenue Small-Cap Value Fund Institutional Class^	5.80%	9.57%	(0.78%)	6.66%	7.78%
Russell 2000 Index‡	6.71%	12.87%	0.68%	7.02%	6.80%
Russell 2000 Value Index‡	3.54%	9.52%	(1.42%)	7.63%	8.13%
S&P Small Cap 600 Index‡	10.54%	13.79%	2.12%	8.35%	8.79%

†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on April 1, 1997.
‡	The date used to calculate the Since Inception performance for the index is the inception date of the Institutional Class.

During the year, Third Avenue Small-Cap Value Fund (the “Fund”) benefited from strong stock selection, particularly in the U.S., which accounted for an average 80% weighting in the portfolio, and from its cash management. The Fund entered market downturns with plenty of cash on hand and was able to deploy that cash to purchase oversold securities. The Fund also benefited from mergers and acquisitions that targeted portfolio companies.

Bronco Drilling, the top contributor for the year, was purchased by Chesapeake Energy in a deal announced in June. The Fund’s stake in its second strongest contributor, Japan-based company Parco, was sold to a private acquirer at a premium to its market price at the time. Third Avenue negotiated the terms of that sale.

The third largest performance contributor was Bristow Group, a supplier of helicopter and support services to the offshore oil and gas industry. Bristow’s operating results have been strong and the company has modernized its valuable, versatile and well-placed fleet of helicopters to serve an offshore drilling industry that is moving into ever deeper waters, further from coastlines.

The largest detractor from performance was from the Fund’s relatively small investment in athletic shoemaker K-Swiss. The company has been investing heavily in sales and marketing as it seeks to build and expand its brand beyond tennis and into running. Early efforts, as measured by futures orders were encouraging; however more recent orders data has been mixed. The company has maintained a net cash position, but inventory levels have become too high. Management is reigning in its marketing budget and is focused on returning to profitability in 2012.

14

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio Management Discussion (continued)
(Unaudited)

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2011, AND ARE SUBJECT TO CHANGE.

Small-cap companies carry additional risks because their share prices may be more volatile, and their securities may be less liquid than larger, more established companies. Such investments may increase the risk of greater price fluctuations. These and other risks are described more fully in the Fund’s prospectus.

Third Avenue Small-Cap Value Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The Russell 2000 Index measures the performance of small companies. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P Small Cap 600 Index is a small cap index that covers approximately 3% of the U.S. equities market and consists of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The Russell 2000 Index, the Russell 2000 Value Index, and the S&P Small Cap 600 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

15

Third Avenue Trust
Third Avenue Small-Cap Value Fund – Investor Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE SMALL-CAP VALUE FUND – INVESTOR CLASS (TVSVX), THE RUSSELL 2000 INDEX, THE RUSSELL 2000 VALUE INDEX AND THE S&P SMALL CAP 600 INDEX FROM INCEPTION OF THE FUND (12/31/09) THROUGH OCTOBER 31, 2011

Average Annual Total Return

Since Inception
1 Year	(12/31/09)
5.58%	6.54%

* Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

16

Third Avenue Trust
Third Avenue Small-Cap Value Fund – Institutional Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE SMALL-CAP VALUE FUND – INSTITUTIONAL CLASS (TASCX), THE RUSSELL 2000 INDEX, THE RUSSELL 2000 VALUE INDEX AND THE S&P SMALL CAP 600 INDEX FOR THE TEN YEARS ENDED OCTOBER 31, 2011

Average Annual Total Return

1 Year	3 Years	5 Years	10 Years
5.80%	9.57%	(0.78%)	6.66%

*	Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

17

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of October 31, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

18

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at October 31, 2011

Shares		Value (Note 1)

Common Stocks - 81.06%

	Agriculture - 3.21%
2,503,737	Viterra, Inc. (Canada)	$25,772,101

	Auto Supply - 0.93%
407,365	Superior Industries International, Inc.	7,450,706

	Chemicals & Allied Products - 8.01%
525,851	Lanxess AG (Germany)	30,712,841
187,330	Minerals Technologies, Inc.	10,273,177
162,410	Sensient Technologies Corp.	6,002,674
111,896	Stepan Co.	8,648,442
209,484	Westlake Chemical Corp.	8,632,836

		64,269,970

	Computer Peripherals - 2.03%
514,542	Lexmark International, Inc., Class A (a)	16,310,981

	Consulting and Information Technology Services - 3.29%
427,903	ICF International, Inc. (a)	10,004,372
467,156	ManTech International Corp., Class A	16,411,190

		26,415,562

	Consumer Products - 1.41%
424,062	JAKKS Pacific, Inc.	8,044,456
726,681	K-Swiss, Inc., Class A (a)	3,270,064

		11,314,520

	Electronics Components - 6.84%
741,242	Bel Fuse, Inc., Class B (c)	13,253,407
126,197	Electronics for Imaging, Inc. (a)	1,892,955
1,134,929	Ingram Micro, Inc., Class A (a)	20,292,531
957,990	MEMC Electronic Materials, Inc. (a)	5,738,360
483,475	Park Electrochemical Corp.	13,682,342

		54,859,595

Shares		Value (Note 1)

	Energy/Services - 7.20%
295,740	Bristow Group, Inc.	$14,721,937
661,986	Pioneer Drilling Co. (a)	6,547,042
209,149	SEACOR Holdings, Inc.	17,809,037
418,437	SemGroup Corp., Class A (a)	11,707,867
141,456	Tidewater, Inc.	6,963,879

		57,749,762

	Forest Products & Paper - 3.03%
544,300	Canfor Corp. (Canada) (a)	5,504,433
21,530,352	Catalyst Paper Corp. (Canada) (a) (b) (c) (d)	1,375,955
1,159,035	P.H. Glatfelter Co.	17,385,525

		24,265,913

	Healthcare Services - 4.71%
1,762,844	Cross Country Healthcare, Inc. (a) (c)	8,814,220
41,012	Haemonetics Corp. (a)	2,499,681
369,582	Pharmaceutical Product Development, Inc.	12,192,510
238,212	Teleflex, Inc.	14,259,370

		37,765,781

	Holding Companies - 7.03%
206,135	Ackermans & van Haaren NV (Belgium)	16,606,510
731,866	JZ Capital Partners, Ltd. (Guernsey)	4,131,392
1,590,916	JZ Capital Partners, Ltd. Limited Voting Shares (Guernsey) (d)	8,980,739
454,492	Leucadia National Corp.	12,194,020
475,780,230	PYI Corp., Ltd. (Hong Kong)[1] (c)	14,492,104

		56,404,765

	Industrial Equipment - 3.94%
133,849	Alamo Group, Inc.	3,192,299
777,255	Oshkosh Corp. (a)	16,213,539
980,316	Wacker Neuson SE (Germany)	12,196,413

		31,602,251

The accompanying notes are an integral part of the financial statements.

19

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at October 31, 2011

Shares		Value (Note 1)

Common Stocks (continued)

	Industrial Services - 1.37%
167,648	EMCOR Group, Inc.	$4,202,935
129,059	UniFirst Corp.	6,756,239

		10,959,174

	Insurance & Reinsurance - 5.03%
561,986	Arch Capital Group, Ltd. (Bermuda) (a)	20,214,636
9,824	E-L Financial Corp., Ltd. (Canada)	3,843,853
610,542	HCC Insurance Holdings, Inc.	16,246,523

		40,305,012

	Life Insurance - 0.46%
25,465	National Western Life Insurance Co., Class A	3,661,103

	Media - 4.22%
230,786	Liberty Media Corp. - Liberty Starz Series A (a)	15,762,684
685,563	Madison Square Garden, Co. (The), Class A (a)	18,119,430

		33,882,114

	Metals Manufacturing - 3.96%
307,252	Encore Wire Corp.	8,166,758
507,286	Kaiser Aluminum Corp.	23,568,508

		31,735,266

	Non-U.S. Real Estate Investment Trusts - 0.95%
1,943,100	SEGRO PLC (United Kingdom)	7,598,251

	Oil & Gas - 0.47%
58,331	Cimarex Energy Co.	3,733,184

	Retail - 1.64%
289,800	Aéropostale, Inc. (a)	3,958,668
700,456	American Eagle Outfitters, Inc.	9,196,987

		13,155,655

Shares		Value (Note 1)

	Securities Trading Services - 2.81%
596,785	Broadridge Financial Solutions, Inc.	$13,278,466
811,255	Investment Technology Group, Inc. (a)	9,256,420

		22,534,886

	Semiconductor Equipment Manufacturers & Related - 0.46%
298,327	Electro Scientific Industries, Inc. (a)	3,666,439

	Software - 0.15%
45,720	Synopsys, Inc. (a)	1,225,753

	Telecommunications - 1.57%
144,867	Sycamore Networks, Inc.	2,784,344
2,260,907	Tellabs, Inc.	9,789,727

		12,574,071

	U.S. Real Estate Investment Trusts - 0.27%
207,876	Excel Trust, Inc.	2,184,777

	U.S. Real Estate Operating Companies - 6.07%
463,727	Alexander & Baldwin, Inc.	19,249,308
256,488	Alico, Inc.	5,840,232
25,823	Tejon Ranch Co. (a)	671,140
514,448	Vail Resorts, Inc.	22,923,803

		48,684,483

	Total Common Stocks (Cost $632,989,004)	650,082,075

Investment Amount ($)

Limited Partnerships - 1.14%
	Holding Companies - 1.14%
1,000,000	AP Alternative Assets, L.P. (Guernsey) (b) (d)	9,167,500

	Total Limited Partnerships (Cost $20,000,000)	9,167,500

The accompanying notes are an integral part of the financial statements.

20

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at October 31, 2011

Notional Amount †			Value (Note 1)

Purchased Options - 0.11%

		Foreign Currency Put Options - 0.11% (a)
75,000,000		Euro Currency, strike 1.20 Euro, expires 3/7/12	$447,893
50,000,000		Japan Currency, strike 100 Yen, expires 10/24/13	418,750

		Total Purchased Options (Cost $3,687,500)	866,643

Purchased Swaptions - 0.01%
		Foreign Currency Put Swaptions - 0.01% (a)
		Payer Options Purchased on Interest Rate Swaps:
47,627,920,000	JPY	Expiring 11/8/11, if exercised the Fund pays semi-annually 3.220% and receives semi-annual floating 6 month JPY LIBOR terminating 11/8/21, European Style. Counterparty: JPMorgan Chase Bank, N.A.	0
26,304,564,000	JPY	Expiring 11/7/12, if exercised the Fund pays semi-annually 4.420% and receives semi-annual floating 6 month JPY LIBOR terminating 11/7/22, European Style. Counterparty: JPMorgan Chase Bank, N.A.	67,730

		Total Purchased Swaptions (Cost $1,242,500)	67,730

Short Term Investments - 13.71%
		U.S. Government Obligations - 13.71%
110,000,000		U.S. Treasury Bills, 0.06%-0.11%‡, due 12/15/11-4/26/12	109,981,628

		Total Short Term Investments (Cost $109,980,429)	109,981,628

Principal Amount ($)		Value (Note 1)

	Total Investment Portfolio - 96.03% (Cost $767,899,433)	$770,165,576
	Other Assets less Liabilities - 3.97%	31,818,913

	NET ASSETS - 100.00%	$801,984,489

Notes:
JPY:	Japanese Yen
LIBOR: London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Restricted security subject to restrictions on resale.

Acquisition Shares/ Investment Amount	Issuer	Acquisition Date	Acquisition Cost	10/31/11 Carrying Value Per Unit

1,000,000	AP Alternative Assets, L.P.	6/8/06	$20,000,000	$9.17
21,530,352	Catalyst Paper Corp.	10/23/06-4/7/08	42,768,308	0.06
1,590,916	JZ Capital Partners, Ltd.
	Limited Voting Shares	6/16/09-6/19/09	5,409,402	5.65

At October 31, 2011, these restricted securities had a total market value of $19,524,194 or 2.43% of net assets of the Fund.

†	Notional amount denominated in U.S. Dollars, unless otherwise noted.
‡	Annualized yield at date of purchase.
1	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States*	76.00%
Germany	5.35
Canada	4.55
Guernsey	2.78
Bermuda	2.52
Belgium	2.07
Hong Kong	1.81
United Kingdom	0.95

Total	96.03%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

21

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Assets and Liabilities
October 31, 2011

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $663,641,692)	$732,229,890
Affiliated issuers (cost of $104,257,741)	37,935,686

Total investments (cost of $767,899,433)	770,165,576
Cash	23,137,627
Foreign currency at value (cost of $72,445)	74,508
Receivable for securities sold	12,980,421
Dividends and interest receivable	714,699
Receivable for fund shares sold	382,581
Other assets	43,998

Total assets	807,499,410

Liabilities:
Payable for securities purchased	3,454,307
Payable for fund shares redeemed	961,236
Payable to investment adviser (Note 3)	628,059
Accrued expenses	260,808
Payable for shareholder servicing fees (Note 3)	184,037
Distribution fees payable (Note 6)	18,899
Payable to trustees and officers	7,575

Total liabilities	5,514,921

Net assets	$801,984,489

Summary of net assets:
Capital stock, $0.001 par value	$799,971,575
Accumulated distributions in excess of net investment income	(4,187,276)
Accumulated net realized gains on investments and foreign currency transactions	3,915,513
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	2,284,677

Net assets applicable to capital shares outstanding	$801,984,489

Investor Class:
Net assets applicable to 369,766 shares outstanding, unlimited number of shares authorized	$7,489,608

Net asset value, offering and redemption price per share	$20.25

Institutional Class:
Net assets applicable to 39,143,649 shares outstanding, unlimited number of shares authorized	$794,494,881

Net asset value, offering and redemption price per share	$20.30

The accompanying notes are an integral part of the financial statements.

22

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Operations
For the Year Ended
October 31, 2011

Investment Income:
Interest	$1,686,125
Dividends - unaffiliated issuers (net of foreign withholding tax of $355,420)	9,220,595
Dividends - affiliated issuers (Note 5)	2,037,554
Other income	4,197

Total investment income	12,948,471

Expenses:
Investment advisory fees (Note 3)	8,955,637
Shareholder servicing fees (Note 3)	1,427,617
Transfer agent fees	304,487
Reports to shareholders	140,731
Accounting fees	118,619
Trustees’ and officers’ fees and expenses	96,563
Auditing fees	78,124
Custodian fees	55,626
Administration fees (Note 3)	51,648
Legal fees	37,324
Registration and filing fees	36,180
Insurance expenses	27,832
Distribution fees (Note 6)	16,313
Miscellaneous expenses	30,222

Total expenses	11,376,923
Recovery of expenses previously waived (Note 3)	115,336
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(32,631)

Net expenses	11,459,628

Net investment income	1,488,843

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	71,449,324
Net realized loss on investments - affiliated issuers	(12,504,239)
Net realized gain on written options	110,141
Net realized gain on foreign currency transactions	492,541
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	6,748,687
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(20,068)

Net gain on investments and foreign currency transactions	66,276,386

Net increase in net assets resulting from operations	$67,765,229

The accompanying notes are an integral part of the financial statements.

23

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010

Operations:
Net investment income	$1,488,843	$7,517,974
Net realized gain on investments - unaffiliated issuers	71,449,324	43,561,633
Net realized loss on investments - affiliated issuers	(12,504,239)	(7,803,212)
Net realized gain on written options	110,141	196,879
Net realized gain/(loss) on foreign currency transactions	492,541	(129,964)
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	6,748,687	103,045,809
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(20,068)	19,195

Net increase in net assets resulting from operations	67,765,229	146,408,314

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(48,442)	—
Institutional Class	(10,950,536)	(9,502,988)

Decrease in net assets from dividends and distributions	(10,998,978)	(9,502,988)

Capital Share Transactions:
Proceeds from sale of shares	68,970,537	102,684,419
Net asset value of shares issued in reinvestment of dividends and distributions	10,514,067	9,086,737
Redemption fees	15,504	26,097
Cost of shares redeemed	(388,960,587)	(411,850,491)

Net decrease in net assets resulting from capital share transactions	(309,460,479)	(300,053,238)

Net decrease in net assets	(252,694,228)	(163,147,912)
Net assets at beginning of year	1,054,678,717	1,217,826,629

Net assets at end of year (including accumulated distributions in excess of net investment income and accumulated undistributed net investment income of $(4,187,276) and $2,661,027, respectively)	$801,984,489	$1,054,678,717

The accompanying notes are an integral part of the financial statements.

24

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Year Ended October 31, 2011	For the Period Ended October 31, 2010*

Investor Class:
Net asset value, beginning of period	$19.35	$18.19
Income (loss) from investment operations:
Net investment income (loss)@	(0.01)	0.02
Net gain on investment transactions (both realized and unrealized)	1.10 [1]	1.14	[2]
Total from investment operations	1.09	1.16
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.19)	—
Total dividends and distributions	(0.19)	—
Net asset value, end of period	$20.25	$19.35

Total return[3]	5.58%	6.38%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,490	$4,505
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.39%	1.42%[5]
After fee waivers/expense offset arrangement/recovery[6]	1.40%[7]	1.40	%5#
Ratio of net investment income (loss) to average net assets	(0.07%)	0.10%[5]
Portfolio turnover rate	34%	9%[4]

1	Includes redemption fees of $0.02 per share.
2	Includes redemption fees of less than $0.01 per share.
3

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.

4	Not annualized.
5	Annualized.
6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

7	The investment adviser recovered a portion of its previously waived fees.
#	The investment adviser waived a portion of its fees.
*	Period from December 31, 2009 (Commencement of Operations) to October 31, 2010.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

25

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Years Ended October 31,

	2011	2010	2009	2008	2007

Institutional Class:
Net asset value, beginning of year	$19.38	$17.17	$16.45	$27.66	$26.54

Income (loss) from investment operations:
Net investment income	0.03 @	0.12 @	0.19 @	0.09 @	0.27
Net gain/(loss) on investment transactions
(both realized and unrealized)[1]	1.10	2.23	1.18	(8.58)	2.27

Total from investment operations	1.13	2.35	1.37	(8.49)	2.54

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.21)	(0.14)	(0.12)	(0.23)	(0.43)
Distributions from realized gains	—	—	(0.53)	(2.49)	(0.99)

Total dividends and distributions	(0.21)	(0.14)	(0.65)	(2.72)	(1.42)

Net asset value, end of year	$20.30	$19.38	$17.17	$16.45	$27.66

Total return[2]	5.80%	13.73%	9.34%	(33.50%)	9.93%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$794,495	$1,050,173	$1,217,827	$1,372,740	$2,245,342
Ratio of expenses to average net assets
Before fee waivers/expense
offset arrangement/recovery	1.14%	1.16%	1.13%	1.10%	1.09%
After fee waivers/expense
offset arrangement/recovery[3]	1.15%[4]	1.14%#	1.13%	1.10%	1.09%
Ratio of net investment income to average net assets	0.15%	0.65%	1.29%	0.40%	0.95%
Portfolio turnover rate	34%	9%	15%	46%	27%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.

3

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.

4	The investment adviser recovered a portion of its previously waived fees.
#	The investment adviser waived a portion of its fees.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

26

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio Management Discussion – October 31, 2011
(Unaudited)

At October 31, 2011, the audited net asset value attributable to each of the 2,258,202 comon shares outstanding of the Third Avenue Real Estate Value Fund Investor Class and 73,606,430 common shares outstanding of Third Avenue Real Estate Value Fund Institutional Class were $21.40 and $21.45 respectively. This compares with audited net asset values at October 31, 2010 of $22.01 and $22.01 per share respectively, adjusted for a subsequent distribution to shareholders.

		Average Annual Returns for the periods ended October 31, 2011

	One Year ended 10/31/11	Three Year	Five Year	Ten Year	Since Inception

Third Avenue Real Estate Value Fund Investor Class†	(2.89%)	N/A	N/A	N/A	4.62%
Third Avenue Real Estate Value Fund Institutional Class^	(2.66%)	12.82%	(4.22%)	8.45%	10.40%
FTSE EPRA/NAREIT Developed Index‡	0.67%	15.53%	(2.90%)	10.88%	10.30%

†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on September 17, 1998.
‡	The date used to calculate the Since Inception performance for the index is the inception date of the Institutional Class.

Chief among our performance detractors of Third Avenue Real Estate Value Fund (the “Fund”) were our investments in Hong Kong-based real estate and investment companies, including Henderson Land Development, Wheelock & Co. and Cheung Kong Holdings. In total, our Hong Kong-based investments delivered strong operating results that were not reflected in stock prices. The short-term issue that seems to be driving stock prices is investor uncertainty about the ultimate outcome of the Chinese Government’s attempts to cool the residential real estate market. Our companies tend to be more exposed to commercial real estate, particularly in the high demand and low supply areas of Hong Kong, and also often have interests in other businesses such as Henderson Land’s 40% stake in Hong Kong & China Gas, a publicly traded natural gas distributor, Cheung Kong’s 49.97% interest in Hutchison Whampoa Limited, a diversified conglomerate with varied investments in Europe and Asia, and Wheelock & Co.’s investments in ports and other private-equity businesses.

The top performance contributor was ProLogis European Properties (“PEPR”), a company that we sold during the year as the result of a takeover. When Europe’s sovereign debt issues emerged in early 2010 we took advantage of the dislocation in stock prices and purchased shares in three European-listed securities, one of which was PEPR, a Luxembourg-listed closed end fund managed by ProLogis, a US REIT and a former Third Avenue holding. At the time of our purchase, PEPR had recently undergone a restructuring in order to strengthen its balance sheet, which included the suspension of its dividend. We believed the company would use its substantial recurring cash flows to improve its financial position to the point where it could eventually reinstate the dividend thus re-rating the share price, or else eventually find itself the subject of a takeover bid from ProLogis. Ultimately, ProLogis offered to purchase all shares it didn’t already own at A6.20, in response to an earlier offer from Goodman Group and another large shareholder. We felt that the tender offer from ProLogis valued the company fairly, leading us to tender our entire position.

27

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio Management Discussion (continued)
(Unaudited)

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2011, AND ARE SUBJECT TO CHANGE.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and changes in real estate values that may have negative effects on issuers related to the real estate industry. The Fund’s investments in small and medium capitalization stocks may experience more volatility than larger capitalization stocks. These and other risks are described more fully in the Fund’s prospectus.

Third Avenue Real Estate Value Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The FTSE EPRA/NAREIT Developed Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

28

Third Avenue Trust
Third Avenue Real Estate Value Fund – Investor Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE REAL ESTATE VALUE FUND – INVESTOR
CLASS (TVRVX) AND THE FTSE EPRA/NAREIT DEVELOPED INDEX
FROM INCEPTION OF THE FUND (12/31/09) THROUGH OCTOBER 31, 2011

Average Annual Total Return

Since Inception
1 Year	(12/31/09)
(2.89%)	4.62%

*	Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

29

Third Avenue Trust
Third Avenue Real Estate Value Fund – Institutional Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE REAL ESTATE VALUE FUND –
INSTITUTIONAL CLASS (TAREX) AND THE FTSE EPRA/NAREIT DEVELOPED INDEX
FOR THE TEN YEARS ENDED OCTOBER 31, 2011

Average Annual Total Return

1 Year	3 Years	5 Years	10 Years
(2.66%)	12.82%	(4.22%)	8.45%

*	Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

30

Third Avenue Trust
Third Avenue Real Estate Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of October 31, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

31

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at October 31, 2011

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 0.60%

	U.S. Homebuilder - 0.60%
11,320,000	K. Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	$9,763,500

	Total Corporate Debt Instruments (Cost $10,311,299)	9,763,500

Shares or Units

Common Stocks - 88.95%

	Forest Products & Paper - 3.04%
2,751,058	Weyerhaeuser Co.	49,464,023

	Non-U.S. Homebuilder - 6.07%
2,942,716	Bellway PLC (United Kingdom)	33,484,950
835,193	Berkeley Group (Holdings) PLC (United Kingdom) (a)	16,747,933
81,911,973	Taylor Wimpey PLC (United Kingdom) (a)	48,481,409

		98,714,292

	Non-U.S. Real Estate Consulting/Management - 1.01%
3,309,535	Savills PLC (United Kingdom)	16,486,639

	Non-U.S. Real Estate Investment Trusts - 16.76%
29,880,091	Commonwealth Property Office Fund (Australia)	29,147,331
670,168	Derwent London PLC (United Kingdom)	18,241,528
41,415,719	Dexus Property Group (Australia)	36,841,675
12,457,812	Hammerson PLC (United Kingdom)	81,388,114
24,713,436	Mirvac Group (Australia)	32,361,841
8,339,052	SEGRO PLC (United Kingdom)	32,608,827
5,240,298	Westfield Group (Australia)	42,186,261

		272,775,577

Shares or Units		Value (Note 1)

	Non-U.S. Real Estate Operating Companies - 35.14%
2,746,126	Brookfield Asset Management, Inc., Class A (Canada)	$79,637,654
20,128,500	Capitaland, Ltd. (Singapore)	43,365,769
5,727,000	Cheung Kong Holdings, Ltd. (Hong Kong)	70,991,496
2,169,000	City Developments Ltd. (Singapore)	18,704,695
3,362,300	Daibiru Corp. (Japan)	22,712,966
8,377,000	Hang Lung Properties Ltd. (Hong Kong)	30,507,493
8,570,637	Henderson Land Development Co., Ltd. (Hong Kong)	46,847,351
2,940,095	Hongkong Land Holdings, Ltd. (Hong Kong)[1]	15,450,308
11,373,967	Hysan Development Co., Ltd. (Hong Kong)	39,690,322
888,000	Mitsubishi Estate Co., Ltd. (Japan)	15,040,091
923,000	Mitsui Fudosan Co., Ltd. (Japan)	15,349,754
21,869,072	Quintain Estates & Development PLC (United Kingdom) (a)	13,098,306
22,721,694	Songbird Estates PLC (United Kingdom) (a)	43,262,116
4,692,100	Sun Hung Kai Properties, Ltd. (Hong Kong)	64,604,486
17,902,500	Wheelock & Co., Ltd. (Hong Kong)	52,599,081

		571,861,888

	Retail-Building Products - 3.71%
2,874,000	Lowe’s Cos., Inc.	60,411,480

	U.S. Homebuilder - 2.39%
2,349,293	Lennar Corp., Class A	38,857,306

	U.S. Real Estate Investment Trusts - 6.92%
3,511,772	First Industrial Realty Trust, Inc. (a)	34,590,954
1,686,371	General Growth Properties, Inc.	24,789,654
641,794	Vornado Realty Trust	53,146,961

		112,527,569

The accompanying notes are an integral part of the financial statements.

32

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at October 31, 2011

Shares or Units		Value (Note 1)

Common Stocks (continued)

	U.S. Real Estate Operating Companies - 13.91%
500,500	Consolidated-Tomoka Land Co. (c)	$14,989,975
6,490,864	FNC Realty Corp. (a) (b)	4,543,605
8,846,798	Forest City Enterprises, Inc., Class A (a) (c)	121,024,197
29,513,141	Newhall Holding Co. LLC, Class A Units (a) (c)	42,794,054
941,627	Tejon Ranch Co. (a)	24,472,886
7,354,979	Thomas Properties Group, Inc. (a) (c)	18,608,097

		226,432,814

	Total Common Stocks
	(Cost $1,450,698,152)	1,447,531,588

Investment Amount ($)

Limited Partnerships - 2.29%

	Investment Fund - 2.29%
36,000,000	Alliance Bernstein Legacy Securities (C1) L.P.[2] (b) (c)	37,324,299

	Total Limited Partnerships
	(Cost $36,000,000)	37,324,299

Number of Contracts

Purchased Options - 1.02%

	Index Call Options - 1.02% (a)
18,721	Hang Seng Property Index, strike 22,946.77 HKD, expires 1/30/13	9,271,081
17,800	Hang Seng Property Index, strike 24,025.65 HKD, expires 1/30/13	7,394,816

	Total Purchased Options
	(Cost $9,186,530)	16,665,897

Principal Amount ($)		Value (Note 1)

Short Term Investments - 3.07%

	U.S. Government
	Obligations - 3.07%
50,000,000	U.S. Treasury Bill, 0.01%†, due 11/25/11 (d)	$49,999,517

	Total Short Term Investments
	(Cost $49,999,517)	49,999,517

	Total Investment
	Portfolio - 95.93%
	(Cost $1,556,195,498)	1,561,284,801

	Other Assets less
	Liabilities - 4.07% (e)	66,162,831

	NET ASSETS - 100.00%	$1,627,447,632

Notes:
HKD: Hong Kong Dollar
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	A portion of this security is segregated for future fund commitments.
(e)	Includes $8,350,000 of cash restricted as collateral for forward foreign currency contracts to broker.
†	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.
[2]	Cayman Islands exempted limited partnership.

Country Concentration

% of Net Assets

United States*	35.93%
Hong Kong	20.73
United Kingdom	18.67
Australia	8.64
Canada	4.89
Singapore	3.81
Japan	3.26

Total	95.93%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

33

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at October 31, 2011

Schedule of Forward Foreign Currency Contracts

Contracts to Buy	Currency	Counterparty	Settlement Date	Settlement Value	Value at 10/31/11	Unrealized Depreciation

6,526,358,334	JPY	JPMorgan Chase Bank N.A.	10/29/12	$85,534,073	$84,154,152	$(1,379,921)

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 10/31/11	Unrealized Depreciation

11,628,710,000	JPY	JPMorgan Chase Bank N.A.	10/29/12	$145,000,000	$149,946,444	$(4,946,444)

JPY: Japanese Yen

The accompanying notes are an integral part of the financial statements.

34

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Assets and Liabilities
October 31, 2011

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $1,264,330,000)	$1,326,544,179
Affiliated issuers (cost of $291,865,498)	234,740,622

Total investments (cost of $1,556,195,498)	1,561,284,801
Cash	60,652,060
Restricted cash pledged to counterparty for collateral management	8,350,000
Receivable for securities sold	5,118,894
Dividends and interest receivable	2,392,462
Receivable for fund shares sold	1,698,569
Other assets	74,720

Total assets	1,639,571,506

Liabilities:
Unrealized depreciation on forward foreign currency contracts	6,326,365
Payable for fund shares redeemed	2,757,445
Payable to investment adviser (Note 3)	1,193,939
Payable for securities purchased	992,000
Accrued expenses	392,316
Payable for shareholder servicing fees (Note 3)	325,325
Distribution fees payable (Note 6)	124,627
Payable to trustees and officers	11,857

Total liabilities	12,123,874

Net assets	$1,627,447,632

Summary of net assets:
Capital stock, $0.001 par value	$1,652,013,186
Accumulated distributions in excess of net investment income	(8,603,143)
Accumulated net realized losses on investments and foreign currency transactions	(14,607,702)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(1,354,709)

Net assets applicable to capital shares outstanding	$1,627,447,632

Investor Class:
Net assets applicable to 2,258,202 shares outstanding, unlimited number of shares authorized	$48,326,830

Net asset value, offering and redemption price per share	$21.40

Institutional Class:
Net assets applicable to 73,606,430 shares outstanding, unlimited number of shares authorized	$1,579,120,802

Net asset value, offering and redemption price per share	$21.45

The accompanying notes are an integral part of the financial statements.

35

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Operations
For the Year Ended October 31, 2011

Investment Income:
Interest	$3,441,276
Dividends - unaffiliated issuers (net of foreign withholding tax of $825,459)	21,668,749
Dividends - affiliated issuers (Note 5)	15,015
Other income	19,120

Total investment income	25,144,160

Expenses:
Investment advisory fees (Note 3)	15,983,431
Shareholder servicing fees (Note 3)	2,321,027
Transfer agent fees	499,475
Reports to shareholders	284,928
Custodian fees	222,415
Trustees’ and officers’ fees and expenses	159,273
Accounting fees	149,644
Distribution fees (Note 6)	109,553
Administration fees (Note 3)	93,860
Auditing fees	74,038
Registration and filing fees	58,189
Legal fees	57,734
Insurance expenses	41,641
Miscellaneous expenses	41,667

Total expenses	20,096,875
Recovery of expenses previously waived (Note 3)	492,298
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(63,763)

Net expenses	20,525,410

Net investment income	4,618,750

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	96,186,234
Net realized gain on investments - affiliated issuers	3,885,219
Net realized gain on written options	2,775,546
Net realized loss on foreign currency transactions	(1,189,398)
Net change in unrealized appreciation/(depreciation) on investments	(153,158,956)
Net change in unrealized appreciation/(depreciation) on written options	(474,703)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(6,240,818)

Net loss on investments and foreign currency transactions	(58,216,876)

Net decrease in net assets resulting from operations	$(53,598,126)

The accompanying notes are an integral part of the financial statements.

36

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010

Operations:
Net investment income	$4,618,750	$31,878,474
Net realized gain on investments - unaffiliated issuers	96,186,234	81,273,706
Net realized gain/(loss) on investments - affiliated issuers	3,885,219	(28,827,787)
Net realized gain on written options	2,775,546	3,498,443
Net realized loss on foreign currency transactions	(1,189,398)	(627,652)
Net change in unrealized appreciation/(depreciation) on investments	(153,158,956)	154,484,913
Net change in unrealized appreciation/(depreciation) on written options	(474,703)	474,703
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(6,240,818)	(185,014)

Net increase (decrease) in net assets resulting from operations	(53,598,126)	241,969,786

Dividends and Distributions to Shareholders from:
Net Investment income:
Investor Class	(1,201,582)	—
Institutional Class	(66,294,990)	(18,486,993)

Decrease in net assets from dividends and distributions	(67,496,572)	(18,486,993)

Capital Share Transactions:
Proceeds from sale of shares	395,952,018	423,704,060
Net asset value of shares issued in reinvestment of dividends and distributions	60,964,262	17,701,460
Redemption fees	54,729	55,883
Cost of shares redeemed	(389,669,216)	(365,016,347)

Net increase in net assets resulting from capital share transactions	67,301,793	76,445,056

Net increase (decrease) in net assets	(53,792,905)	299,927,849
Net assets at beginning of year	1,681,240,537	1,381,312,688

Net assets at end of year (including accumulated distributions in excess of net investment income and accumulated undistributed net investment income of $(8,603,143) and $36,982,565, respectively)	$1,627,447,632	$1,681,240,537

The accompanying notes are an integral part of the financial statements.

37

Third Avenue Trust
Third Avenue Real Estate Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Year Ended October 31, 2011	For the Period Ended October 31, 2010*

Investor Class:
Net asset value, beginning of period	$22.90	$20.47

Income (loss) from investment operations:
Net investment income@	0.02	0.40
Net gain on investment transactions (both realized and unrealized)[1]	(0.63)	2.03

Total from investment operations	(0.61)	2.43

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.89)	—

Total dividends and distributions	(0.89)	—

Net asset value, end of period	$21.40	$22.90

Total return[2]	(2.89%)	11.87%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$48,327	$28,594
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.38%	1.44%[4]
After fee waivers/expense offset arrangement/recovery[5]	1.40%[6]	1.40	%4#
Ratio of net investment income to average net assets	0.11%	2.27%[4]
Portfolio turnover rate	32%	26%[3]

[1]	Includes redemption fees of less than $0.01 per share.
[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.

[3]	Not annualized.
[4]	Annualized.
[5]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

[6]	The investment adviser recovered previously waived fees.
#	The investment adviser waived a portion of its fees.
*	Period from December 31, 2009 (Commencement of Operations) to October 31, 2010.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

38

Third Avenue Trust
Third Avenue Real Estate Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Years Ended October 31,

	2011	2010	2009	2008	2007

Institutional Class:
Net asset value, beginning of year	$ 22.93	$ 19.86	$ 16.21	$ 35.47	$ 36.34

Income (loss) from investment operations:
Net investment income	0.06 @	0.44 @	0.63 @	0.31 @	0.85
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.62)[3]	2.89 [3]	3.45 [1]	(15.72)[1]	1.80 [2]

Total from investment operations	(0.56)	3.33	4.08	(15.41)	2.65

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.92)	(0.26)	(0.43)	(0.60)	(0.89)
Distributions from realized gains	—	—	—	(3.25)	(2.63)

Total dividends and distributions	(0.92)	(0.26)	(0.43)	(3.85)	(3.52)

Net asset value, end of year	$ 21.45	$ 22.93	$ 19.86	$ 16.21	$ 35.47

Total return[4]	(2.66%)	16.94%	26.16%	(47.87%)	7.68%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,579,121	$1,652,647	$1,381,313	$1,255,630	$2,934,708
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.13%	1.18%	1.18%	1.12%	1.10%
After fee waivers/expense offset arrangement/recovery[5]	1.15%[6]	1.14%#	1.18%	1.12%	1.10%
Ratio of net investment income to average net assets	0.26%	2.09%	4.00%	1.22%	1.14%
Portfolio turnover rate	32%	26%	24%	34%	19%

[1]	Includes redemption fees of $0.01 per share.
[2]	Includes redemption fees of $0.02 per share.
[3]	Includes redemption fees of less than $0.01 per share.
[4]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.

[5]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.

[6]	The investment adviser recovered previously waived fees.
#	The investment adviser waived a portion of its fees.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

39

Third Avenue Trust
Third Avenue International Value Fund
Portfolio Management Discussion – October 31, 2011
(Unaudited)

At October 31, 2011, the audited net asset value attributable to each of the 915,520 comon shares outstanding of the Third Avenue International Value Fund Investor Class and 83,369,276 common shares outstanding of Third Avenue International Value Fund Institutional Class were $15.29 and $15.33 respectively. This compares with audited net asset values at October 31, 2010 of $16.05 and $16.04 per share respectively, adjusted for a subsequent distribution to shareholders.

		Average Annual Returns for the periods ended October 31, 2011

	One Year ended 10/31/11	Three Year	Five Year	Since Inception

Third Avenue International Value Fund Investor Class†	(4.76%)	N/A	N/A	0.08%
Third Avenue International Value Fund Institutional Class^	(4.51%)	11.64%	(1.63%)	9.04%
Morgan Stanley Capital International All Country World ex US Index‡	(4.25%)	13.43%	0.08%	7.56%

†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on December 31, 2001.
‡	The date used to calculate the Since Inception performance for the index is the inception date of the Institutional Class.

The largest detractor from performance of Third Avenue International Value Fund (the “Fund”) was WBL Corp., a Singapore-based holding company. WBL has a unique collection of assets of considerable value which, due in part to the company’s obscurity and in part to the complexity of its corporate structure, have not yet been reflected in the company’s common stock price. The company’s stock trades at a large discount to the value of its high quality assets, a discrepancy which we believe will be recognized over time. Our conviction in the company and its long-term potential value creation remains high, as reflected by its position in the portfolio.

The second largest detractor from performance was Rubicon Ltd., a New Zealand-listed holding company with investments primarily in forest products, biotechnology, and building products distribution. The company’s common stock price declined during the year due largely to the cancellation of a planned IPO for one of its unlisted investments, which was withdrawn due to market uncertainty. While the stock performed poorly during the year, we continue to believe that the company’s fundamentals remain sound and that it continues to have the potential for significant positive performance over the long term.

The third largest detractor from performance was Netia S.A., a provider of telecommunications services in Poland. Despite the negative return for the stock during the year, which was likely attributable in part to the general economic turmoil in European markets this year, the company has made progress in increasing cash generation, improving profit margins and growing the business. The company continues to have a strong balance sheet, a modest valuation, and an underlying investment case that remains very attractive.

40

Third Avenue Trust
Third Avenue International Value Fund
Portfolio Management Discussion (continued)
(Unaudited)

The Fund’s largest positive contributor to performance during the year was Compagnie Nationale a Portefeuille (“CNP”). CNP’s strong share price performance was driven by a buyout offer made by Fingen S.A., an entity through which Belgian billionaire Albert Frere already held control of CNP. The offer price, which was subsequently increased to €49.01 per share, represented a premium of about 22% over CNP’s closing price prior to the offer announcement. The sale was completed in May 2011, closing much of the discount to net asset value (NAV) at which CNP had been trading, with the resultant benefits accruing to CNP shareholders.

The second largest positive contributor was Dundee Precious Metals, a gold mining company, which benefitted from the strong price of gold during the year, particularly during moments of crisis, as well as from favorable company-specific developments.

The third largest positive contributor was Prologis European Properties (“PEPR”), a company that was sold as the result of a takeover offer. In April, a consortium led by Goodman Group and another large shareholder made an unsolicited offer for the entire company. Ultimately, ProLogis (the company’s external manager) offered to purchase all shares of PEPR that it didn’t already own at €6.20 in order to maintain control of the company. We felt that the tender offer from ProLogis valued PEPR fairly, leading us to tender our entire position.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2011, AND ARE SUBJECT TO CHANGE.

The Fund’s performance may be influenced by a foreign country’s political, social and economic situation. Other risks include currency fluctuations, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Fund. These and other risks are described more fully in the Fund’s prospectus.

Third Avenue International Value Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

41

Third Avenue Trust
Third Avenue International Value Fund
Portfolio Management Discussion (continued)
(Unaudited)

The Morgan Stanley Capital International All Country World ex US Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. This index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

42

Third Avenue Trust
Third Avenue International Value Fund – Investor Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE INTERNATIONAL VALUE FUND – INVESTOR CLASS (TVIVX) AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD EX US INDEX
FROM INCEPTION OF THE FUND (12/31/09) THROUGH OCTOBER 31, 2011

Average Annual Total Return

Since Inception
1 Year	(12/31/09)
(4.76%)	0.08%

*	Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

43

Third Avenue Trust
Third Avenue International Value Fund – Institutional Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE INTERNATIONAL VALUE FUND – INSTITUTIONAL CLASS (TAVIX) AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD EX US INDEX FROM INCEPTION OF THE FUND (12/31/01) THROUGH OCTOBER 31, 2011

Average Annual Total Return

			Since Inception
1 Year	3 Years	5 Years	(12/31/01)
(4.51%)	11.64%	(1.63%)	9.04%

*	Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

44

Third Avenue Trust
Third Avenue International Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of October 31, 2011 is as follows:

Industry
Insurance
Holding Companies
Real Estate
Electronics Components
Telecommunications
Metals & Mining
Agriculture
Diversified Operations
Pharmaceuticals
Forest Products & Paper
Investment Companies
Oil & Gas Production & Services
Other Financial
Capital Goods
Advertising
Building & Construction Products/Services
Transportation
Other
Cash & Equivalents (Net)
0
5
10
15
% of Net Assets

The accompanying notes are an integral part of the financial statements.

45

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at October 31, 2011

Shares		Value (Note 1)

Common Stocks and Warrants - 91.49%

	Advertising - 2.34%
1,287,900	Asatsu-DK, Inc. (Japan)	$30,226,164

	Agriculture - 5.39%
5,661,364	Viterra, Inc. (Canada)	58,274,988
1,100,000	Viterra, Inc. (Canada) (d)	11,322,799

		69,597,787

	Automotive - 0.93%
237,597	Daimler AG (Germany)	12,067,338

	Building & Construction
	Products/Services - 2.12%
10,482,120	Tenon, Ltd. (New Zealand) (a) (c)	5,340,751
1,138,864	Titan Cement Co. S.A. (Greece)	21,993,782

		27,334,533

	Capital Goods - 2.39%
489,736	Nexans S.A. (France)	30,805,658

	Corporate Services - 0.74%
22,522,784	Boardroom, Ltd. (Singapore) (c)	9,565,829

	Diversified Operations - 5.08%
1,204,745	Antarchile S.A. (Chile)	20,897,820
3,039,200	Hutchison Whampoa, Ltd.
	(Hong Kong)	27,797,872
550,175	Lundbergforetagen AB,
	Class B (Sweden)	16,961,763

		65,657,455

	Electronics Components - 7.16%
37,050,140	WBL Corp., Ltd. (Singapore) (c)	92,500,422

	Forest Products & Paper - 4.78%
72,271,095	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (e)	4,618,680
51,395,523	Rubicon, Ltd. (New Zealand) (a) (c)	16,323,873
2,265,983	Weyerhaeuser Co.	40,742,374

		61,684,927

Shares		Value (Note 1)

	Holding Companies - 10.37%
2,693,400	Guoco Group, Ltd. (Hong Kong)[1]	$25,591,609
1,644,208	Leucadia National Corp.	44,114,101
592,505	LG Corp. (South Korea)	34,675,394
378,181	Pargesa Holding S.A. (Switzerland)	29,533,324

		133,914,428

	Insurance - 11.26%
349,693	Allianz SE (Germany)	38,907,591
266,893	Munich Re (Germany)	35,742,150
1,166,112	Sampo Oyj, Class A (Finland)	32,052,887
237,700	Tokio Marine Holdings, Inc. (Japan)	5,667,834
78,722	White Mountains Insurance
	Group Ltd.[1]	33,063,240

		145,433,702

	Investment Companies - 4.41%
12,945,515	Resolution, Ltd. (Guernsey)	56,971,735

	Machinery - 1.12%
164,073	Andritz AG (Austria)	14,502,821

	Media - 0.43%
642,497	Alma Media Corp. (Finland)	5,597,070

	Metals & Mining - 5.43%
2,381,100	Dundee Precious Metals, Inc.
	(Canada) (a)	19,110,911
500,400	Dundee Precious Metals, Inc.
	Warrants, expires 6/29/12
	(Canada) (a)	82,835
108,300	Dundee Precious Metals, Inc.
	Warrants, expires 11/20/15
	(Canada) (a)	543,266
1,672,046	Kinross Gold Corp. (Canada)	23,837,245
22,869	Kinross Gold Corp. Warrants,
	expires 9/17/14 (Canada) (a)	55,523
397,186	Newmont Mining Corp.	26,543,940

		70,173,720

The accompanying notes are an integral part of the financial statements.

46

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at October 31, 2011

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Oil & Gas Production &
	Services - 3.54%
993,802	EnCana Corp. (Canada)	$21,565,503
1,050,902	Petroleum Geo-Services ASA
	(Norway) (a)	11,417,815
1,099,300	Precision Drilling Corp. (Canada) (a)	12,749,343

		45,732,661

	Other Financial - 2.76%
62,589,892	Yuanta Financial Holding Co., Ltd.
	(Taiwan)	35,679,188

	Pharmaceuticals - 4.91%
1,104,214	GlaxoSmithKline PLC
	(United Kingdom)	24,781,136
540,537	Sanofi (France)	38,669,495

		63,450,631

	Real Estate - 8.73%
5,486,319	Atrium European Real Estate, Ltd.
	(Jersey)	27,654,001
2,187,000	Mitsui Fudosan Co., Ltd. (Japan)	36,370,437
3,178,485	SEGRO PLC (United Kingdom)	12,429,071
61,235,872	Taylor Wimpey PLC
	(United Kingdom) (a)	36,243,803

		112,697,312

	Telecommunications - 5.65%
42,909,495	Netia S.A. (Poland) (a) (c)	72,966,958

	Transportation - 1.95%
3,351,000	Seino Holdings Co., Ltd. (Japan)	25,140,523

	Total Common Stocks
	and Warrants
	(Cost $1,312,539,645)	1,181,700,862

Notional Amount ($)		Value (Note 1)

Purchased Options - 1.18%

	Foreign Currency
	Put Options - 1.18% (a)
138,000,000	Canadian Currency, strike 1.02
	Canadian Dollar, expires 2/10/12	$2,401,200
161,000,000	Euro Currency, strike 1.366 Euro,
	expires 5/31/12	6,130,075
161,000,000	Euro Currency, strike 1.366 Euro,
	expires 5/31/12	5,832,120
75,000,000	Japan Currency, strike 88.00 Yen,
	expires 12/2/11	1,875
145,000,000	Japan Currency, strike 81.50 Yen,
	expires 1/27/12	750,962
123,000,000	Japan Currency, strike 86.08 Yen,
	expires 2/6/12	187,575

	Total Purchased Options
	(Cost $25,083,700)	15,303,807

Principal Amount ($)

Short Term Investments - 3.87%

	U.S. Government Obligations - 3.87%
50,000,000	U.S. Treasury Bill, 0.01%†,
	due 11/25/11	49,999,683

	Total Short Term Investments
	(Cost $49,999,683)	49,999,683

	Total Investment
	Portfolio - 96.54%
	(Cost $1,387,623,028)	1,247,004,352
	Other Assets less
	Liabilities - 3.46%	44,666,986

	NET ASSETS - 100.00%	$1,291,671,338

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

The accompanying notes are an integral part of the financial statements.

47

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at October 31, 2011

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutionalized buyers.

(e)	Restricted security subject to restrictions on resale.

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	10/31/11 Carrying Value Per Unit

72,271,095	Catalyst Paper Corp.	1/3/06 - 3/10/09	$136,646,535	$0.06

At October 31, 2011, the restricted security had a total market value of $4,618,680 or 0.36% of net assets of the Fund.
†	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States*	16.24%
Canada	11.78
Singapore	7.90
Japan	7.54
Germany	6.71
United Kingdom	5.69
Poland	5.65
France	5.38
Guernsey	4.41
Hong Kong	4.13
Finland	2.92
Taiwan	2.76
South Korea	2.69
Switzerland	2.29
Jersey	2.14
Greece	1.70
New Zealand	1.68
Chile	1.62
Sweden	1.31
Austria	1.12
Norway	0.88

Total	96.54%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

48

Third Avenue Trust
Third Avenue International Value Fund
Statement of Assets and Liabilities
October 31, 2011

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $1,064,674,262)	$1,045,687,839
Affiliated issuers (cost of $322,948,766)	201,316,513

Total investments (cost of $1,387,623,028)	1,247,004,352
Cash	62,327,742
Dividends and interest receivable	2,201,530
Dividend reclaims receivable	1,403,211
Receivable for securities sold	1,106,326
Receivable for fund shares sold	563,771
Other assets	67,836

Total assets	1,314,674,768

Liabilities:
Payable for securities purchased	18,971,439
Payable for fund shares redeemed	2,021,632
Payable to investment adviser (Note 3)	1,402,455
Accrued expenses	388,526
Payable for shareholder servicing fees (Note 3)	177,024
Distribution fees payable (Note 6)	31,982
Payable to trustees and officers	10,372

Total liabilities	23,003,430

Net assets	$1,291,671,338

Summary of net assets:
Capital stock, $0.001 par value	$1,544,766,757
Accumulated undistributed net investment income	10,835,379
Accumulated net realized losses on investments and foreign currency transactions	(123,433,714)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(140,497,084)

Net assets applicable to capital shares outstanding	$1,291,671,338

Investor Class:
Net assets applicable to 915,520 shares outstanding, unlimited number of shares authorized	$13,996,882

Net asset value, offering and redemption price per share	$15.29

Institutional Class:
Net assets applicable to 83,369,276 shares outstanding, unlimited number of shares authorized	$1,277,674,456

Net asset value, offering and redemption price per share	$15.33

The accompanying notes are an integral part of the financial statements.

49

Third Avenue Trust
Third Avenue International Value Fund
Statement of Operations
For the Year Ended October 31, 2011

Investment Income:
Interest	$28,903
Dividends - unaffiliated issuers (net of foreign withholding tax of $3,652,147)	26,036,712
Dividends - affiliated issuers (Note 5)	3,859,283
Other income	35

Total investment income	29,924,933

Expenses:
Investment advisory fees (Note 3)	18,832,280
Shareholder servicing fees (Note 3)	1,161,448
Custodian fees	567,274
Transfer agent fees	326,327
Reports to shareholders	195,409
Accounting fees	152,598
Trustees’ and officers’ fees and expenses	139,662
Administration fees (Note 3)	80,090
Auditing fees	76,870
Legal fees	55,659
Registration and filing fees	53,808
Distribution fees (Note 6)	37,080
Insurance expenses	36,180
Miscellaneous expenses	40,375

Total expenses	21,755,060
Less: Expense waived (Note 3)	(582,479)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(43,347)

Net expenses	21,129,234

Net investment income	8,795,699

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	114,659,830
Net realized gain on investments - affiliated issuers	7,520,595
Net realized loss on foreign currency transactions	(1,011,298)
Net change in unrealized appreciation/(depreciation) on investments	(185,973,301)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	53,679

Net loss on investments and foreign currency transactions	(64,750,495)

Net decrease in net assets resulting from operations	$(55,954,796)

The accompanying notes are an integral part of the financial statements.

50

Third Avenue Trust
Third Avenue International Value Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010

Operations:
Net investment income	$8,795,699	$22,264,787
Net realized gain/(loss) on investments - unaffiliated issuers	114,659,830	(57,025,495)
Net realized gain on investments - affiliated issuers	7,520,595	—
Net realized loss on foreign currency transactions	(1,011,298)	(638,572)
Net change in unrealized appreciation/(depreciation) on investments	(185,973,301)	155,446,846
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	53,679	30,369

Net increase (decrease) in net assets resulting from operations	(55,954,796)	120,077,935

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(114,939)	—
Institutional Class	(26,082,360)	(16,339,865)

Decrease in net assets from dividends and distributions	(26,197,299)	(16,339,865)

Capital Share Transactions:
Proceeds from sale of shares	213,311,078	446,703,026
Net asset value of shares issued in reinvestment of dividends and distributions	24,295,567	15,301,778
Redemption fees	9,022	43,009
Cost of shares redeemed	(388,008,022)	(373,930,396)

Net increase (decrease) in net assets resulting from capital share transactions	(150,392,355)	88,117,417

Net increase (decrease) in net assets	(232,544,450)	191,855,487
Net assets at beginning of year	1,524,215,788	1,332,360,301

Net assets at end of year
(including accumulated undistributed net investment income and accumulated distributions in excess of net investment income of $10,835,379 and
$(2,097,900), respectively)	$1,291,671,338	$1,524,215,788

The accompanying notes are an integral part of the financial statements.

51

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Year Ended October 31, 2011	For the Period Ended October 31, 2010*
Investor Class:
Net asset value, beginning of period	$16.31	$15.51

Income (loss) from investment operations:
Net investment income@	0.09	0.32
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.85)	0.48

Total from investment operations	(0.76)	0.80

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.26)	—

Total dividends and distributions	(0.26)	—

Net asset value, end of period	$15.29	$16.31

Total return[2]	(4.76%)	5.16%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$13,997	$6,920
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.69%	1.77%[5]
After fee waivers and expense offset arrangement3#	1.65%	1.65%[5]
Ratio of net investment income to average net assets	0.56%	2.55%[5]
Portfolio turnover rate	24%	13%[4]

[1]	Includes redemption fees of less than $0.01 per share.
[2]

Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.

[3]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.65%.

[4]	Not annualized.
[5]	Annualized.
#	The investment adviser waived a portion of its fees.
*	Period from December 31, 2009 (Commencement of Operations) to October 31, 2010.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

52

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Years Ended October 31,

	2011	2010	2009	2008	2007

Institutional Class:
Net asset value, beginning of year	$16.33	$15.18	$11.51	$25.01	$23.77

Income (loss) from investment operations:
Net investment income	0.10 @	0.24 @	0.11 @	0.10 @	0.37
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.81)[1]	1.09 [1]	3.73 [2]	(9.76)[2]	3.69 [1]

Total from investment operations	(0.71)	1.33	3.84	(9.66)	4.06

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.29)	(0.18)	(0.03)	(0.78)	(1.08)
Distributions from realized gains	—	—	(0.14)	(3.06)	(1.74)

Total dividends and distributions	(0.29)	(0.18)	(0.17)	(3.84)	(2.82)

Net asset value, end of year	$15.33	$16.33	$15.18	$11.51	$25.01

Total return[3]	(4.51%)	8.84%	33.87%	(44.31%)	18.86%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,277,674	$1,517,296	$1,332,360	$1,069,308	$2,328,583
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.44%	1.51%	1.51%	1.48%	1.45%
After fee waivers and expense offset arrangement[4]	1.40%#	1.40%#	1.47%#	1.48%	1.45%
Ratio of net investment income to average net assets	0.58%	1.58%	0.89%	0.57%	1.48%
Portfolio turnover rate	24%	13%	16%	30%	23%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Includes redemption fees of $0.01 per share.
[3]

Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.

[4]

As a result of an expense limitation, effective July 1, 2009, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Effective March 1, 2011, the expense limitation period has been extended to February 29, 2012. Prior to July 1, 2009, the expense limitation was 1.75%.

#	The investment adviser waived a portion of its fees.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

53

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio Management Discussion – October 31, 2011
(Unaudited)

At October 31, 2011, the audited net asset values attributable to each of the 32,167,507 common shares outstanding of the Third Avenue Focused Credit Fund Investor Class and 72,882,095 common shares outstanding of Third Avenue Focused Credit Fund Institutional Class were $10.51 and $10.50 respectively. This compares with audited net asset values at October 31, 2010 of $10.47 and $10.45 per share respectively, adjusted for subsequent distributions to shareholders.

		Average Annual Returns for the period ended October 31, 2011

	One year ended 10/31/11	Since inception (8/31/09)

Third Avenue Focused Credit Fund Investor Class	0.24%	8.95%
Third Avenue Focused Credit Fund Institutional Class	0.37%	9.15%
Barclays Capital U.S. Corporate High Yield Index	5.17%	14.87%
Credit Suisse Leveraged Loan Index	3.54%	8.66%

Third Avenue Focused Credit Fund (the “Fund”) owns 1st lien loans in Koosharem, a California-based staffing company currently undergoing a financial restructuring. Delays in this restructuring, caused by turmoil in the debt markets, have been reflected in the price of the loan we purchased. During the year, it was a detractor from overall performance. The ultimate resolution of this investment remains to be seen.

Shipping company General Maritime, another issuer owned by the Fund, filed for bankruptcy protection after the end of the Fund’s fiscal year. It was a performance detractor for the year and the ultimate resolution of the investment is yet to be determined.

Lehman Brothers, the Fund’s largest holding, was a positive contributor to performance. Progress has been made regarding Lehman’s eventual dispersion of payments to its creditors. We believe that this investment continues to have strong mid-term potential for Fund performance.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2011, AND ARE SUBJECT TO CHANGE.

The Fund’s investments in high-yield and distressed securities may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not

54

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio Management Discussion (continued)
(Unaudited)

as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These and other risks are described more fully in the Fund’s prospectus.

Third Avenue Focused Credit Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment policy and objectives and quality of its portfolio securities and the periods selected. M.J. Whitman LLC Distributor.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The Barclays Capital U.S. Corporate High Yield Index comprises issues that have at least $150 million par value outstanding, a maximum credit rating of Ba1 or BB+ (including defaulted issues) and at least one year to maturity. The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the $US-denominated leveraged loan market. The Barclays Capital U.S. Corporate High Yield Index and the Credit Suisse Leveraged Loan Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

55

Third Avenue Trust
Third Avenue Focused Credit Fund—Investor Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE FOCUSED CREDIT FUND—INVESTOR
CLASS (TFCVX), THE BARCLAYS CAPITAL U.S. CORPORATE HIGH YIELD INDEX AND THE CREDIT SUISSE LEVERAGED
LOAN INDEX FROM INCEPTION OF THE FUND (8/31/09) THROUGH OCTOBER 31, 2011

Average Annual Total Return

Since Inception
1 Year	(8/31/09)
0.24%	8.95%

*	Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

56

Third Avenue Trust
Third Avenue Focused Credit Fund—Institutional Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE FOCUSED CREDIT FUND—INSTITUTIONAL
CLASS (TFCIX), THE BARCLAYS CAPITAL U.S. CORPORATE HIGH YIELD INDEX AND THE CREDIT SUISSE LEVERAGED
LOAN INDEX FROM INCEPTION OF THE FUND (8/31/09) THROUGH OCTOBER 31, 2011

Average Annual Total Return

Since Inception
1 Year	(8/31/09)
0.37%	9.15%

*	Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

57

Third Avenue Trust
Third Avenue Focused Credit Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of October 31, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

58

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at October 31, 2011

Principal Amount †		Value (Note 1)

Corporate Debt Instruments - 78.61%

	Aerospace - 2.59%
	Aveos Fleet Performance, Inc.
	(Cayman Islands):
2,574,468	Revolving Credit, 11.250%,
	due 3/12/13 (b) (d) (i)	$2,497,234
3,180,308	Term Loan, 11.250%,
	due 3/12/13 (b) (d) (i)	3,084,899
6,977,623	Term Loan A2, PIK, 10.750%,
	due 3/12/15 (b) (d) (i)	6,838,071
6,800,924	Term Loan B, PIK, 10.750%,
	due 3/12/15 (b) (d) (i)	6,664,905
9,000,000	DAE Aviation Holdings, Inc.,
	11.250%, due 8/1/15 (a)	9,495,000

		28,580,109

	Consumer Products - 1.38%
17,000,000	Armored Autogroup, Inc., 9.250%,
	due 11/1/18 (a)	15,215,000

	Energy - 10.03%
9,962,000	Denbury Resources, Inc., 8.250%,
	due 2/15/20	11,057,820
	Energy XXI Gulf Coast, Inc.:
15,000,000	9.250%, due 12/15/17	16,050,000
14,000,000	7.750%, due 6/15/19	14,210,000
12,000,000	GMX Resources, Inc., 11.375%,
	due 2/15/19 (a)	8,700,000
22,068,000	Hercules Offshore, Inc., 10.500%,
	due 10/15/17 (a)	22,178,340
	Platinum Energy Solutions, Inc.:
9,169,354	14.250%, due 3/1/15	9,008,890
10,000,000	14.250%, due 3/1/15 (a)	9,750,000
8,524,000	Stallion Oilfield Holdings, Ltd.,
	10.500%, due 2/15/15	9,163,300
10,000,000	Trinidad Drilling, Ltd., 7.875%,
	due 1/15/19 (Canada) (a)	10,525,000

		110,643,350

Principal Amount †			Value (Note 1)

		Financials - 11.95%
		Centro Properties Group (Australia):
7,179,015		Term Loan A, 1.063%,
		due 12/15/11 (b) (i)	$4,208,698
3,812,771	AUD	Term Loan A, 5.584%,
		due 12/15/11 (b) (i)	2,355,707
2,566,281		Term Loan B, 5.710%,
		due 12/15/11 (i)	1,504,483
81,900		Term Loan F, 1.063%,
		due 12/15/11 (b) (i)	48,014
654,137	AUD	Term Loan F, 5.584%,
		due 12/15/11 (b) (i)	404,156
		Lehman Brothers Holdings, Inc.*:
31,000,000		due 9/26/08	7,788,750
25,000,000		due 11/24/08	6,281,250
97,000,000		due 3/23/09 (b)	24,371,250
10,000,000		due 1/24/13	2,612,500
50,000,000		due 9/26/14	13,000,000
12,000,000		Marsico Holdings LLC/Marsico Co.
		Notes Corp., PIK, 10.625%,
		due 1/15/20 (a)	4,860,000
54,113,352		Marsico Parent Co. LLC, Term Loan B,
		5.250%, due 12/14/14 (b) (i)	24,441,215
		Nuveen Investments, Inc.:
23,100,000		10.500%, due 11/15/15	23,215,500
11,700,000		10.500%, due 11/15/15 (a)	11,641,500
4,925,000		Term Loan, 12.500%,
		due 7/31/15 (i)	5,109,688

			131,842,711

		Food & Beverage - 1.85%
9,945,000		Harmony Foods Corp., 10.000%,
		due 5/1/16 (a)	10,044,450
10,000,000		Pinnacle Foods Finance LLC/
		Pinnacle Foods Finance Corp.,
		9.250%, due 4/1/15	10,400,000

			20,444,450

The accompanying notes are an integral part of the financial statements.

59

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at October 31, 2011

Principal Amount †		Value (Note 1)

Corporate Debt Instruments (continued)

	Gaming & Entertainment - 10.04%
49,511,000	Caesars Entertainment Operating
	Co., Inc., 12.750%, due 4/15/18	$43,817,235
27,222,833	CityCenter Holdings LLC/CityCenter
	Finance Corp., PIK, 10.750%,
	due 1/15/17 (a)	28,175,632
12,912,533	Hicks Sports Group LLC, Term Loan B,
	due 12/22/10* (b) (i)	8,522,272
8,850,000	Marina District Finance Co., Inc.,
	9.875%, due 8/15/18	8,783,625
15,000,000	MGM Resorts International, 7.500%,
	due 6/1/16	14,325,000
13,399,000	Shingle Springs Tribal Gaming
	Authority, 9.375%, due 6/15/15 (a)	7,168,465

		110,792,229

	Healthcare - 7.17%
12,525,000	Biomet, Inc., PIK, 10.375%,
	due 10/15/17	13,589,625
13,000,000	HCA Inc., 8.000%, due 10/1/18	13,666,250
10,000,000	InVentiv Health, Inc., 10.000%,
	due 8/15/18 (a)	9,650,000
4,000,000	Kindred Healthcare, Inc., 8.250%,
	due 6/1/19 (a)	3,560,000
13,910,000	Multiplan, Inc., 9.875%,
	due 9/1/18 (a)	14,396,850
	Rotech Healthcare, Inc.:
7,658,000	10.750%, due 10/15/15	7,428,260
21,000,000	10.500%, due 3/15/18	16,800,000

		79,090,985

Principal Amount †		Value (Note 1)

	Home Construction - 4.97%
32,217,390	Ainsworth Lumber Co., Ltd.,
	PIK, 11.000%, due 7/29/15
	(Canada) (a)	$21,746,738
13,410,000	K. Hovnanian Enterprises, Inc.,
	10.625%, due 10/15/16	11,566,125
21,841,000	Nortek, Inc., 10.000%,
	due 12/1/18 (a)	21,513,385

		54,826,248

	Media - 8.65%
	Clear Channel Communications, Inc.:
20,000,000	9.000%, due 3/1/21	17,900,000
32,367,289	PIK, 11.000%, due 8/1/16	21,928,838
7,000,000	Cumulus Media, Inc., 7.750%,
	due 5/1/19 (a)	6,475,000
49,450,000	Intelsat Luxembourg SA, 11.250%,
	due 2/4/17 (Luxembourg)	49,202,750

		95,506,588

	Metals & Mining - 3.45%
18,717,000	CEMEX España, 9.250%, due 5/12/20
	(Luxembourg)[3] (a)	15,020,393
6,500,000EUR	CEMEX Finance LLC, 9.625%,
	due 12/14/17 (a)	7,510,032
15,750,000	Murray Energy Corp., 10.250%,
	due 10/15/15 (a)	15,513,750

		38,044,175

	Paper & Packaging - 0.26%
3,000,000	Reynolds Group Issuer Inc. /
	Reynolds Group Issuer LLC,
	9.000%, due 4/15/19 (a)	2,910,000

	Services - 5.01%
11,000,000	EnergySolutions, Inc. /
	EnergySolutions LLC, 10.750%,
	due 8/15/18	11,165,000
67,689,703	Koosharem Corp., Term Loan,
	10.250%, due 6/30/14 (b) (f) (i)	44,167,531

		55,332,531

The accompanying notes are an integral part of the financial statements.

60

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at October 31, 2011

Principal Amount †		Value (Note 1)

Corporate Debt Instruments (continued)

	Technology - 1.68%
18,250,000	EVERTEC, Inc., 11.000%,
	due 10/1/18	$18,523,750

	Telecommunications - 2.25%
	Digicel Group, Ltd. (Jamaica)[1]:
11,970,000	8.875%, due 1/15/15 (a)	12,179,475
6,150,000	10.500%, due 4/15/18 (a)	6,396,000
6,000,000	EH Holding Corp., 7.625%,
	due 6/15/21 (a)	6,240,000

		24,815,475

	Transportation Services - 3.02%
32,645,000	General Maritime Corp., 12.000%,
	due 11/15/17[2]	6,529,000
25,750,000	Swift Services Holdings, Inc.,
	10.000%, due 11/15/18	26,780,000

		33,309,000

	Utilities - 4.31%
5,060,000	Dynegy Holdings LLC, 8.750%,
	due 2/15/12 (g)	4,187,150
8,350,000	Energy Future Holdings Corp.,
	10.000%, due 1/15/20	8,767,500
	Texas Competitive Electric Holdings
	Co. LLC:
5,995,000	11.500%, due 10/1/20 (a)	5,185,675
	Non-Extended Term Loan:
28,764,086	3.742%, due 10/10/14 (i)	21,680,930
47,699	3.772%, due 10/10/14 (i)	35,953
10,257,687	3.808%, due 10/10/14 (i)	7,731,731

		47,588,939

	Total Corporate Debt Instruments
	(Cost $955,354,525)	867,465,540

Principal Amount ($)		Value (Note 1)

Municipal Bonds - 1.32%
	Gaming & Entertainment - 1.32%
	New York City, NY, Industrial
	Development Agency Civic
	Facility Revenue, Bronx Parking
	Development Co. LLC OID:
10,000,000	5.750%, due 10/1/27	$5,301,600
5,200,000	5.750%, due 10/1/37	2,756,364
12,330,000	5.875%, due 10/1/46	6,534,777

	Total Municipal Bonds
	(Cost $16,193,445)	14,592,741

Shares

Preferred Stocks - 2.78%

	Energy - 0.84%
28,325	Energy XXI Bermuda Ltd., 5.625%
	(Bermuda)	9,302,992

	Financials - 1.94%
280,000	Ally Financial Inc., Series A,
	8.500% (b)	5,432,000
500,000	Federal Home Loan Mortgage Corp.,
	Series Z, 8.375% (b) (e)	1,101,250
208,000	Federal National Mortgage Association,
	Series M, 4.750% (e)	501,800
417,000	Federal National Mortgage Association,
	Series 0, 7.000% (b) (e)	1,271,850
500,000	Federal National Mortgage Association,
	Series S, 8.250% (b) (e)	1,006,250
1,000,000	Federal National Mortgage Association,
	Series T, 8.250% (e)	2,000,000
480,000	GMAC Capital Trust I, 8.125% (b)	10,060,800

		21,373,950

	Total Preferred Stocks
	(Cost $33,348,596)	30,676,942

The accompanying notes are an integral part of the financial statements.

61

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at October 31, 2011

Shares		Value (Note 1)

Private Equities - 1.59%

	Aerospace - 0.99%
573,251	Aveos Holding Co.
	(Cayman Islands) (d) (e)	$10,891,763

	Financials - 0.14%
4,568,957	Cerberus CG Investor I LLC (e)	639,654
4,568,918	Cerberus CG Investor II LLC (e)	639,649
2,284,632	Cerberus CG Investor III LLC (e)	319,848

		1,599,151

	Utilities - 0.46%
14,474	Bosque LLP (c) (e)	5,065,900

	Total Private Equities
	(Cost $14,555,328)	17,556,814

Shares or Units

Common Stocks & Warrants - 1.88%

	Energy - 1.46%
448,352	Compton Petroleum Corp.
	(Canada) (e)	2,811,337
45,681	Compton Petroleum Corp.
	Warrants, expires 8/23/14
	(Canada) (e)	190,194
25	Platinum Energy Solutions, Inc.
	Units (c) (e) (j) (k)	11,589,000
8,500	Platinum Energy Solutions, Inc.
	Warrants, expires 12/31/11 (c) (e)	1,530,000

		16,120,531

	Transportation Services - 0.42%
718,636	Scorpio Tankers, Inc. (Monaco)[2] (e)	4,592,084

	Total Common Stocks & Warrants
	(Cost $14,768,523)	20,712,615

Number of Contracts		Value (Note 1)

Purchased Options - 0.33%

	Equity Put Options - 0.33% (e)
1,000	Overseas Shipping Group,
	strike $21, expires 1/21/12	$865,000
1,500	Overseas Shipping Group,
	strike $26, expires 1/21/12	2,055,000
2,000	Overseas Shipping Group,
	strike $13, expires 4/21/12	730,000

	Total Purchased Options
	(Cost $1,619,092)	3,650,000

	Total Investment
	Portfolio - 86.51%
	(Cost $1,035,839,509)	954,654,652
	Other Assets less
	Liabilities - 13.49% (h)	148,909,590

	NET ASSETS - 100.00%	$1,103,564,242

The accompanying notes are an integral part of the financial statements.

62

Third Avenue Trust Third
Avenue Focused Credit Fund
Portfolio of Investments (continued)
at October 31, 2011

Notes:
AUD:	Australian Dollar.
EUR:	Euro.
PIK:	Payment-in-kind.
OID:	Original Issue Discount.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The rate disclosed is in effect as of October 31, 2011.
(c)	Fair-valued security.
(d)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(e)	Non-income producing security.
(f)	Includes 86,558 common stock warrants and 10,866 common stock Series A warrants.
(g)	Issuer filed for bankruptcy on 11/7/11.
(h)	Includes $340,000 of cash restricted as collateral for forward foreign currency contracts to broker.
(i)	Term loans: See Note 1.
(j)	Restricted security subject to restrictions on resale.

Acquisition Units	Issuer	Acquisition Date	Acquisition Cost	10/31/11 Carrying Value Per Unit

25	Platinum Energy Solutions, Inc. Units	2/28/11	$2,500,000	$463,560.00

At October 31, 2011, the restricted security had a total market value of $11,589,000 or 1.05% of net assets of the Fund.
(k)	Includes 6,185,600 shares of common stock and 2,500 shares of preferred stock.
*	Issuer in default.
†	Denominated in U.S. Dollars unless otherwise noted.
1	Incorporated in Bermuda.
2	Incorporated in Marshall Islands.
3	Incorporated in Spain.

Country Concentration

% of Net Assets

United States	71.06%
Luxembourg	5.82
Canada	3.20
Cayman Islands	2.72
Jamaica	1.68
Bermuda	0.84
Australia	0.77
Monaco	0.42

Total	86.51%

   Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 10/31/11	Unrealized Depreciation

4,000,000	Euro	JPMorgan Chase Bank N.A.	10/3/12	$5,422,400	$5,530,756	$(108,356)
1,000,000	Euro	JPMorgan Chase Bank N.A.	10/9/12	1,336,400	1,382,680	(46,280)

						$(154,636)

The accompanying notes are an integral part of the financial statements.

63

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Assets and Liabilities
October 31, 2011

Assets:
Investments at value (Notes 1 and 5)
Unaffiliated issuers (cost of $1,008,740,385)	$924,677,780
Affiliated issuers (cost of $27,099,124)	29,976,872

Total investments (cost of $1,035,839,509)	954,654,652
Cash	105,939,655
Restricted cash pledged to counterparty for collateral management	4,990,000
Foreign currency at value (cost of $214,786)	213,795
Dividends and interest receivable	21,570,057
Receivable for securities sold	17,998,576
Receivable for fund shares sold	3,582,326
Other assets	80,480
Other receivables	9,979

Total assets	1,109,039,520

Liabilities:
Payable for fund shares redeemed	1,712,957
Payable for securities purchased	1,603,028
Distribution fees payable (Note 6)	951,925
Payable to investment adviser (Note 3)	662,413
Accrued expenses	255,727
Unrealized depreciation for forward foreign currency contracts	154,636
Payable for shareholder servicing fees (Note 3)	126,514
Payable to trustees and officers	8,078

Total liabilities	5,475,278

Net assets	$1,103,564,242

Summary of net assets:
Capital stock, $0.001 par value	$1,123,156,007
Accumulated undistributed net investment income	20,240,827
Accumulated undistributed net realized gain on investments and foreign currency transactions	41,500,859
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(81,333,451)

Net assets applicable to capital shares outstanding	$1,103,564,242

Investor Class:
Net assets applicable to 32,167,507 shares outstanding, unlimited number of shares authorized	$338,097,601

Net asset value, offering and redemption price per share	$10.51

Institutional Class:
Net assets applicable to 72,882,095 shares outstanding, unlimited number of shares authorized	$765,466,641

Net asset value, offering and redemption price per share	$10.50

The accompanying notes are an integral part of the financial statements.

64

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Operations
For the Year Ended October 31, 2011

Investment Income:
Interest - unaffiliated issuers	$95,168,517
Interest - affiliated issuers (Note 5)	1,415,619
Dividends	1,585,956
Other income	70,534

Total investment income	98,240,626

Expenses:
Investment advisory fees (Note 3)	8,376,215
Distribution fees (Note 6)	798,065
Shareholder servicing fees (Note 3)	729,788
Transfer agent fees	271,252
Accounting fees	175,924
Legal fees	160,323
Reports to shareholders	134,670
Registration and filing fees	99,840
Trustees’ and officers’ fees and expenses	96,978
Auditing fees	91,116
Administration fees (Note 3)	59,405
Custodian fees	29,304
Insurance expenses	24,069
Miscellaneous expenses	24,003

Total expenses	11,070,952
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(18,704)

Net expenses	11,052,248

Net investment income	87,188,378

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	41,773,493
Net realized loss on investments - affiliated issuers	(229,000)
Net realized loss on foreign currency transactions	(402,941)
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	(133,019,229)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(145,458)

Net loss on investments and foreign currency transactions	(92,023,135)

Net decrease in net assets resulting from operations	$(4,834,757)

The accompanying notes are an integral part of the financial statements.

65

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2011	For the Period Ended October 31, 2010

Operations:
Net investment income	$87,188,378	$55,681,475
Net realized gain on investments - unaffiliated issuers	41,773,493	7,811,200
Net realized loss on investments - affiliated issuers	(229,000)	—
Net realized gain (loss) on foreign currency transactions	(402,941)	62,700
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	(133,019,229)	49,190,689
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(145,458)	(3,136)

Net increase (decrease) in net assets resulting from operations	(4,834,757)	112,742,928

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(22,349,140)	(11,363,722)
Institutional Class	(57,219,166)	(31,228,982)
Net realized gains:
Investor Class	(2,378,123)	(70,638)
Institutional Class	(7,065,161)	(155,374)

Decrease in net assets from dividends and distributions	(89,011,590)	(42,818,716)

Capital Share Transactions:
Proceeds from sale of shares	615,362,700	752,871,390
Net asset value of shares issued in reinvestment of dividends and distributions	75,295,393	37,938,122
Redemption fees	289,629	695,630
Cost of shares redeemed	(502,178,413)	(135,626,872)

Net increase in net assets resulting from capital share transactions	188,769,309	655,878,270

Net increase in net assets	94,922,962	725,802,482
Net assets at beginning of year	1,008,641,280	282,838,798

Net assets at end of year (including accumulated undistributed net investment income of $20,240,827 and $12,983,172, respectively)	$1,103,564,242	$1,008,641,280

The accompanying notes are an integral part of the financial statements.

66

Third Avenue Trust
Third Avenue Focused Credit Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period Ended October 31, 2009 *

Investor Class:
Net asset value, beginning of period	$11.36	$10.25	$10.00

Income (loss) from investment operations:
Net investment income@	0.85	0.83	0.07
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.81)[2]	0.89 [3]	0.18	[1]

Total from investment operations	0.04	1.72	0.25

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.79)	(0.60)	—
Distributions from realized gains	(0.10)	(0.01)	—

Total dividends and distributions	(0.89)	(0.61)	—

Net asset value, end of period	$10.51	$11.36	$10.25

Total return[4]	0.24%	17.19%	2.50%[5]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$338,098	$248,975	$90,913
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.18%	1.20%	1.53%[6]
After fee waivers/expense offset arrangement/recovery[7]	1.18%	1.21%[8]	1.40	%6#
Ratio of net investment income to average net assets	7.64%	7.69%	4.18%[6]
Portfolio turnover rate	105%	129%	12%[5]

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Includes redemption fees of $0.01 per share.
[3]	Includes redemption fees of $0.02 per share.
[4]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.

[5]	Not annualized.
[6]	Annualized.
[7]

As a result of a expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Effective March 1, 2011, the expense limitation has been reduced to 1.20%.

[8]	The investment adviser recovered previously waived fees.
#	The investment adviser waived a portion of its fees.
*	Period from August 31, 2009 (commencement of operations) to October 31, 2009.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

67

Third Avenue Trust
Third Avenue Focused Credit Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period Ended October 31, 2009 *

Institutional Class:
Net asset value, beginning of period	$11.36	$10.26	$10.00

Income (loss) from investment operations:
Net investment income@	0.88	0.86	0.08
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.83)[1]	0.87 [1]	0.18

Total from investment operations	0.05	1.73	0.26

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.81)	(0.62)	—
Distributions from realized gains	(0.10)	(0.01)	—

Total dividends and distributions	(0.91)	(0.63)	—

Net asset value, end of period	$10.50	$11.36	$10.26

Total return[2]	0.37%	17.38%	2.60%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$765,467	$759,666	$191,926
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	0.92%	0.93%	1.18%[4]
After fee waivers/expense offset arrangement/recovery[5]	0.92%	0.94%[6]	0.95	%4#
Ratio of net investment income to average net assets	7.87%	7.99%	4.59%[4]
Portfolio turnover rate	105%	129%	12%[3]

[1]	Includes redemption fees of less than $0.01 per share.
[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses.

[3]	Not annualized.
[4]	Annualized.
[5]

As a result of a expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 0.95%.

[6]	The investment adviser recovered previously waived fees.
#	The investment adviser waived a portion of its fees.
*	Period from August 31, 2009 (commencement of operations) to October 31, 2009.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

68

Third Avenue Trust
Notes to Financial Statements
October 31, 2011

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:
Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities. Each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund also seeks to acquire senior securities, such as debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. Under normal circumstances, the Fund expects to invest at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund also invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective mainly by investing at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment (“real estate companies”). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies (meaning companies with high quality assets and a relative absence of liabilities) of any market capitalization. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

69

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Third Avenue International Value Fund seeks to achieve its objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued.

Third Avenue Focused Credit Fund, under normal circumstances, seeks to achieve its objective mainly by investing at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) in bonds and other types of credit instruments. The Fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard & Poor’s Rating Service and Fitch Rating Service. Credit instruments include high-yield bonds (commonly known as “junk bonds” or “junk debt”), bank debt, convertible bonds or preferred stock, loans made to bankrupt companies (including debor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments. In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued. The Fund may have significant investments in distressed and defaulted securities and intends to focus on a relatively small number of issuers. The Fund may also purchase equity securities or hold positions in equity or other assets that the Fund receives as part of a reorganization process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:
The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:
Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value

70

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its NAV, and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their net asset values. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At October 31, 2011, such securities had a total fair value of $90,534,576 or 2.60% of net assets of Third Avenue Value Fund, $10,543,455 or 1.31% of net assets of Third Avenue Small-Cap Value Fund, $41,867,904 or 2.57% of net assets of Third Avenue Real Estate Value Fund, $4,618,680 or 0.36% of net assets of Third Avenue International Value Fund and $18,184,900 or 1.65% of net assets of Third Avenue Focused Credit Fund. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair Value Measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The three levels of the fair value hierarchy are as follows:

         •         Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

71

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

72

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Term Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds and notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, changes in the price of the underlying securities, time until expiration, and volatility of the underlying security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

73

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

The following is a summary by level of inputs used to value the Funds’ investments as of October 31, 2011:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices†
Investments in Securities:
Common Stock & Warrants:
Agriculture	$—	$25,772,101	$—	$69,597,787	$—
Annuities & Mutual Fund
Management & Sales	127,680,000	—	—	—	—
Auto Supply	—	7,450,706	—	—	—
Building & Construction
Products/Services	—	—	—	5,340,751	—
Chemical & Allied Products	—	33,557,129	—	—	—
Computer Peripherals	—	16,310,981	—	—	—
Consulting and Information
Technology Services	—	26,415,562	—	—	—
Consumer Products	—	11,314,520	—	—	—
Depository Institutions	70,687,400	—	—	—	—
Diversified Operations	164,717,013	—	—	—	—
Electronics Components	—	54,859,595	—	—	—
Energy	—	—	—	—	3,001,531
Energy/Services	—	57,749,762	—	—	—
Forest Products & Paper	—	22,889,958	49,464,023	40,742,374	—
Healthcare Services	—	37,765,781	—	—	—
Holding Companies	7,337,394	12,194,020	—	44,114,101	—
Industrial Equipment	—	19,405,838	—	—	—
Industrial Services	—	10,959,174	—	—	—
Insurance	—	—	—	33,063,240	—
Insurance & Reinsurance	—	40,305,012	—	—	—
Life Insurance	—	3,661,103	—	—	—
Media	—	33,882,114	—	—	—
Metals & Mining	—	—	—	70,173,720	—
Metals Manufacturing	—	31,735,266	—	—	—
Mutual Holding Companies	8,937,109	—	—	—	—
Non-U.S. Real Estate Operating
Companies	—	—	92,735,960	—	—
Oil & Gas	—	3,733,184	—	—	—
Oil & Gas Production & Services	95,012,592	—	—	34,314,846	—
Retail	—	13,155,655	—	—	—
Retail-Building Products	—	—	60,411,480	—	—
Securities Trading Services	—	22,534,886	—	—	—

74

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1 (continued)
Semiconductor Equipment
Manufacturers & Related	$24,640,000	$3,666,439	$—	$—	$—
Software	—	1,225,753	—	—	—
Steel & Specialty Steel	300,720,000	—	—	—	—
Telecommunications	79,313,757	12,574,071	—	—	—
Transportation Services	—	—	—	—	4,592,084
U.S. Homebuilder	—	—	38,857,306	—	—
U.S. Real Estate Investment Trusts	—	2,184,777	112,527,569	—	—
U.S. Real Estate Operating Companies	209,088,177	48,684,483	179,095,155	—	—
Utilities, Utility Service Companies
& Waste Management	129,255,593	—	—	—	—
Limited Partnerships:
Infrastructure	10,036,000	—	—	—	—
Preferred Stocks:
Financials	—	—	—	—	21,373,950
Insurance & Reinsurance	8,426	—	—	—	—
Purchased Options:
Equity Put Options	—	—	—	—	3,650,000

Total for Level 1 Securities	1,227,433,461	553,987,870	533,091,493	297,346,819	32,617,565

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Advertising	—	—	—	30,226,164	—
Automotive	156,884,351	—	—	12,067,338	—
Building & Construction Products/Services	—	—	—	21,993,782	—
Capital Goods	—	—	—	30,805,658	—
Chemical & Allied Products	—	30,712,841	—	—	—
Corporate Services	—	—	—	9,565,829	—
Depository Institutions	20,293,472	—	—	—	—
Diversified Operations	236,345,239	—	—	65,657,455	—
Electronics Components	—	—	—	92,500,422	—
Forest Products & Paper	—	—	—	16,323,873	—
Holding Companies	735,509,436	44,210,745	—	89,800,327	—
Industrial Equipment	—	12,196,413	—	—	—
Insurance	—	—	—	112,370,462	—
Investment Companies	—	—	—	56,971,735	—
Machinery	—	—	—	14,502,821	—
Media	—	—	—	5,597,070	—
Non-U.S. Homebuilder	—	—	98,714,292	—	—

75

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 2 (continued)
Non-U.S. Real Estate
Consulting/Management	$—	$—	$16,486,639	$—	$—
Non-U.S. Real Estate Investment Trusts	—	7,598,251	272,775,577	—	—
Non-U.S. Real Estate Operating
Companies	792,367,058	—	479,125,928	—	—
Oil & Gas Production & Services	—	—	—	11,417,815	—
Other Financial	—	—	—	35,679,188	—
Pharmaceuticals	—	—	—	63,450,631	—
Real Estate	—	—	—	112,697,312	—
Telecommunications	—	—	—	72,966,958	—
Transportation	—	—	—	25,140,523	—
U.S. Real Estate Operating Companies	—	—	42,794,054	—	—
Debt Securities issued by the U.S.
Treasury and other government
corporations and agencies:
Municipal Bonds#	—	—	—	—	14,592,741
Corporate Debt Instruments#	68,315,000	—	9,763,500	—	728,170,053
Term Loans#	—	—	—	—	111,688,106
Preferred Stocks:
Energy	—	—	—	—	9,302,992
Purchased Options:
Foreign Currency Put Options	—	866,643	—	15,303,807	—
Index Call Options	—	—	16,665,897	—	—
Purchased Swaptions:
Foreign Currency Put Swaptions	—	67,730	—	—	—

76

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 2 (continued)
Short Term Investments:
U.S. Government Obligations	$—		$109,981,628	$49,999,517	$49,999,683	$—

Total for Level 2 Securities	2,009,714,556		205,634,251	986,325,404	945,038,853	863,753,892

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Auto Supply	0	*	—	—	—	—
Consumer Products	26,318		—	—	—	—
Energy	—		—	—	—	13,119,000
Financial Insurance	555,000		—	—	—	—
Forest Products & Paper	—		1,375,955	—	4,618,680	—
Insurance & Reinsurance	145,847		—	—	—	—
Manufactured Housing	80,843,000		—	—	—	—
Services	—		—	—	—	0 *
U.S. Real Estate Operating Companies	6,641,537		—	4,543,605	—	—
Limited Partnerships:
Holding Companies	—		9,167,500	—	—	—
Insurance & Reinsurance	534,952		—	—	—	—
Investment Fund	—		—	37,324,299	—	—
Preferred Stocks:
Insurance & Reinsurance	194,023		—	—	—	—
Private Equities:
Aerospace	—		—	—	—	10,891,763
Financials	—		—	—	—	1,599,151
Utilities	—		—	—	—	5,065,900
Corporate Debt Instruments#	1,593,899		—	—	—	—
Term Loans	—		—	—	—	27,607,381

Total for Level 3 Securities	90,534,576		10,543,455	41,867,904	4,618,680	58,283,195

Total Value of Investments	$3,327,682,593		$770,165,576	$1,561,284,801	$1,247,004,352	$954,654,652

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Forward Foreign Currency Contracts	$—		$—	$(6,326,365)	$—	$(154,636)

Total Value of Depreciation of
Other Financials Instruments	$—		$—	$(6,326,365)	$—	$(154,636)

†

Significant transfers between Level 1 and Level 2 included securities valued at $2,881,211,473, $111,121,668, $705,870,986, $982,599,509 at October 31, 2011 for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund respectively included in Level 2 that had previously been included in Level 1 at October 31, 2010. These changes were primarily the result of certain securities trading outside the U.S. whose values were adjusted by the application of fair value factors as a result of significant market movements following the close of local trading.

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.
*	Securities have zero values.
Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are valued utilizing values as of the beginning of the year.

77

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/10 (fair value)		Net change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)		Payment in-kind interest	Realized gain/(loss)	Balance as of 10/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$0	*	$—	$—		$—	$—	$0	*	$—
Consumer Products	26,318		—	—		—	—	26,318		—
Financial Insurance	555,000		—	—		—	—	555,000		—
Insurance & Reinsurance	191,667		20,194	(66,014	)+^	—	—	145,847		20,194
Manufactured Housing	35,000,000		9,843,000	36,000,000		—	—	80,843,000		9,843,000
U.S. Real Estate
Operating Companies	10,436,702		2,904,640	(5,692,747)		—	(1,007,058)	6,641,537		1,423,187
Corporate Debt Instruments#	7,102,886		(6,542,843)	—		1,033,856	—	1,593,899		(6,542,843)
Limited Partnerships:
Insurance & Reinsurance	367,955		166,997	—		—	—	534,952		166,997
Preferred Stocks:
Insurance & Reinsurance	216,372		(44,096)	21,747	+	—	—	194,023		(44,096)

Total	$53,896,900		$6,347,892	$30,262,986		$1,033,856	$(1,007,058)	$90,534,576		$4,866,439

Third Avenue Small-Cap Value Fund
Common Stocks:
Forest Products & Paper	$4,447,931		$(3,071,976)	$—		$—	$—	$1,375,955		$(3,071,976)
Limited Partnerships:
Holding Companies	7,144,000		2,023,500	—		—	—	9,167,500		2,023,500

Total	$11,591,931		$(1,048,476)	$—		$—	$—	$10,543,455		$(1,048,476)

*	Securities have zero values.
+	Corporate action to properly state shares held.
^	Includes return of capital of $(44,267).
#	Please refer to the Portfolio of Investments for industry specifics for the portfolio holdings.

78

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

	Balance as of 10/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)		Realized gain/(loss)	Transfer in/(out) Level 3	Balance as of 10/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Real Estate Value Fund
Common Stocks:
U.S. Real Estate
Operating Companies	$7,140,280	$2,247,865		$(3,894,878)	$(949,662)	$—	$4,543,605		$973,630
Limited Partnerships:
Investment Fund	38,735,530	(3,376,710)		1,965,479	—	—	37,324,299		(3,376,710)

Total	$45,875,810	$(1,128,845)		$(1,929,399)	$(949,662)	$—	$41,867,904		$(2,403,080)

Third Avenue International Value Fund
Common Stocks:
Forest Products & Paper	$14,930,405	$(10,311,725)	$	—‡	$—	$—	$4,618,680		$(10,311,725)
Third Avenue Focused Credit Fund
Private Equities:
Aerospace	$—	$1,387,126		$(550,000)	$(229,000)	$10,283,637	$10,891,763		$1,433,128
Financials	14,300,000	(1,114,386)		(13,486,318)±	1,899,855	—	1,599,151		(296,568)
Utilities	—	1,000,355		(434,220)†	—	4,499,765	5,065,900		1,000,355
Common Stocks & Warrants:
Energy	—	10,619,000		2,320,000	180,000	—	13,119,000		10,619,000
Services	—	— ^		—	—	—	0	*	—
Corporate Debt Instruments#	14,676,415	—		—	—	(14,676,415)	—		—
Term Loans#	—	(657,979)		3,908,648 **	425,795	23,930,917	27,607,381		(804,825)

Total	$28,976,415	$11,234,116		$(8,241,890)	$2,276,650	$24,037,904	$58,283,195		$11,951,090

±	Included return of capital of $(6,416,411).
*	Securities have zero values.
^	Securities acquired with zero cost.
#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.
‡	Corporate action with netted value of $0.
†	Return of capital.
**	Includes payment-in-kind of $726,563, principal paydowns of $5,823,492, amortization discount of $73,470 and funded commitment of $1,773,522.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”). ASU 2011-04 includes common requirements for measure-

79

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

ment of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Security transactions and investment income:
Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded daily on the accrual basis, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign

80

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

Term loans:
The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the LIBOR or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2011.

Forward foreign currency contracts:
The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the year-ended October 31, 2011, Third Avenue Real Estate Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks.

81

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Option contracts:
The Funds may purchase and sell (“write”) put and call options on various instruments including securities and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the year-ended October 31, 2011, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund used purchased options on index and foreign currency to gain long exposure to the underlying instruments and/or to protect against losses in foreign currencies.

During the year-ended October 31, 2011, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund used written put options on equity securities to gain long exposure to the underlying equities.

Swaptions:
The Funds may purchase or write swap options (“swaptions”) in an attempt to gain additional protection against the effects of interest rate fluctuations. Swaptions are similar to options on securities except that instead of selling or purchas-

82

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

ing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into an interest rate swap agreement at the expiration date of the option (see Note 9). In purchasing and writing swaptions, the Funds bear the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. The Funds execute transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Funds’ maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received or paid from writing or purchasing swaptions that expire or are exercised are treated by the Funds as realized gains or losses from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

During the year-ended October 31, 2011, Third Avenue Small-Cap Value Fund used purchased swaptions to gain additional protection against the effects of interest rate fluctuations.

The following tables present the value of derivatives held as of October 31, 2011, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Fair Values of Derivative Instruments as of October 31, 2011 for the Third Avenue Small-Cap Value Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Foreign Currency Put Options	Assets, Investments at value	$866,643
Foreign Currency Put Swaptions	Assets, Investments at value	67,730

Total		$934,373

Fair Values of Derivative Instruments as of October 31, 2011 for the Third Avenue Real Estate Value Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Index Call Options	Assets, Investments at value	$16,665,897
Forward Foreign Currency Contracts	Liabilities, Unrealized depreciation on forward foreign currency contracts	(6,326,365)

Total		$10,339,532

83

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Fair Values of Derivative Instruments as of October 31, 2011 for the Third Avenue International Value Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Foreign Currency Put Options	Assets, Investments at value	$15,303,807

Fair Values of Derivative Instruments as of October 31, 2011 for the Third Avenue Focused Credit Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Equity Contracts Put Options	Assets, Investments at value	$3,650,000
Forward Foreign Currency Contracts	Liabilities, Unrealized depreciation
	on forward foreign currency contracts	(154,636)

Total		$3,495,364

The following tables present the effect of derivatives on the Statement of Operations during the year ended October 31, 2011, by primary risk exposure:

Effect of Derivative Instruments on the Statement of Operations during the year ended October 31, 2011 for the Third Avenue Small-Cap Value Fund:

Derivative Contracts	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Equity Contracts – Written Put Options	$110,141	$—
Foreign Currency Put Options	(2,790,000)	662,593
Foreign Currency Swaptions	—	(1,174,770)

Total	$(2,679,859)	$(512,177)

84

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Effect of Derivative Instruments on the Statement of Operations during the year ended October 31, 2011 for the Third Avenue Real Estate Value Fund:

Derivative Contracts	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Equity Contracts – Written Call Options	$2,775,546	$(474,703)
Index Call Options	—	7,479,367
Forward Foreign Currency Contracts	—	(6,118,144)

Total	$2,775,546	$886,520

Effect of Derivative Instruments on the Statement of Operations during the year ended October 31, 2011 for the Third Avenue International Value Fund:

Derivative Contracts	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Foreign Currency Put Options	$(8,853,125)	$(958,643)

Effect of Derivative Instruments on the Statement of Operations during the year ended October 31, 2011 for the Third Avenue Focused Credit Fund:

Derivative Contracts	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Equity Contracts Put Options	$—	$2,030,908
Forward Foreign Currency Contracts	—	(154,636)

Total	$—	$1,876,272

85

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

For the year ended October 31, 2011 the average volume of derivative activities were as follows:

	Purchased Options (Cost $)	Written Options (Premium Received $)	Forward Foreign Currency Contracts (Unrealized Depreciation $)

Third Avenue Small-Cap Value Fund	5,049,038	18,244	—
Third Avenue Real Estate Value Fund	706,656	411,469	(1,641,870)
Third Avenue International Value Fund	12,556,392	—	—
Third Avenue Focused Credit Fund	279,924	—	(6,871)

Derivatives Volume
Derivative cost, premium and values are as of October 31, 2011, which are disclosed in the accompanying Portfolios of Investments and are indicative of the volume of the Funds’ derivatives activities for the year ended October 31, 2011 (the “reporting period”), except as noted below:

The Small-Cap Value Fund maintained a relatively stable balance in its activity in purchased options during the reporting period, with an average cost balance of $5,049,038 and an ending cost balance of $4,930,000. This Fund also held written options during the reporting period with an average premium balance of $18,244. The Fund no longer held positions in written options as of October 31, 2011.

The Real Estate Value Fund increased its activity in purchased options during the reporting period with an average cost balance of $706,656 and an ending cost balance of $9,186,530. This Fund decreased its options writing activity during the reporting period, with an average premium balance of $411,469. The Fund no longer held positions in written options as of October 31, 2011. The Fund also invested in forward foreign currency contracts during the year with an average unrealized depreciation of $1,641,870 and an ending unrealized depreciation balance of $6,326,365.

The International Value Fund increased its options purchasing activity during the reporting period, with an average cost balance of $12,556,392 and an ending cost balance of $25,083,700.

The Focused Credit Fund increased its activity in purchased options during the reporting period with an average cost balance of $279,924 and an ending cost balance of $1,619,092. The Fund also invested in forward foreign currency contracts during the year with an average unrealized depreciation of $6,871 and an ending unrealized depreciation balance of $154,636.

The average costs, premiums and values are calculated based on the gross total of month-end amounts divided by total number of months.

86

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Floating rate obligations:
The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:
The amount of dividends and distributions paid to shareholders from net investment income and realized capital gains on sales of securities, respectively are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:
The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and each Fund intends to distribute all of its taxable investment income and realized gains to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds’ U.S. federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to possible examination by the Internal Revenue Service as well as by state and local taxing authorities.

Expense allocation:
Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund’s average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds’ average net assets relative to the total average net assets of the Funds and Third Avenue Variable Series Trust.

87

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Share class accounting:
Investment income, common expenses and realized/unrealized gains/(losses) on investments are allocated to the two classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:
The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $220,950 for the year ended October 31, 2011. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not affiliated with the Adviser a fee of $5,000 for each meeting of the Board that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays non-interested Trustees an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The Trustees on the Audit Committee each receive $2,000 for each audit committee meeting and the audit committee chairman receives an annual retainer of $6,000.

2. SECURITIES TRANSACTIONS

Purchases and sales/conversions:
The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act as ownership of 5% or more of the outstanding common stock of the issuer) for the year ended October 31, 2011 were as follows:

	Purchases	Sales

Third Avenue Value Fund:
Affiliated	$55,983,674	$5,692,747
Unaffiliated	208,932,461	1,221,237,472
Third Avenue Small-Cap Value Fund:
Affiliated	—	56,103,674
Unaffiliated	273,911,188	543,833,934
Third Avenue Real Estate Value Fund:
Affiliated	14,143,850	4,903,796
Unaffiliated	590,974,421	478,911,148

88

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

	Purchases	Sales

Third Avenue International Value Fund:
Affiliated	$—	$12,147,471
Unaffiliated	331,651,613	497,583,735
Third Avenue Focused Credit Fund:
Affiliated	6,944,444	550,000
Unaffiliated	1,125,344,333	1,050,246,874

Written options transactions during the period are summarized as follows:

          Third Avenue Small-Cap Value Fund

	Put Options Written
	Number of Contracts	Premiums Received

Options outstanding at
October 31, 2010	—	$—

Options written	2,000	237,170
Options terminated in
closing purchase transactions	(2,000)	(237,170)

Options outstanding at
October 31, 2011	—	$—

          Third Avenue Real Estate Value Fund

	Call Options Written
	Number of Contracts	Premiums Received

Options outstanding at
October 31, 2010	3,000	$758,915

Options written	5,390	1,253,158
Options expired	(8,390)	(2,012,073)

Options outstanding at
October 31, 2011	—	$—

89

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

	Put Options Written
	Number of Contracts	Premiums Received

Options outstanding at
October 31, 2010	15,669	$796,245

Options written	20,995	1,526,320
Options exercised	(21,664)	(1,559,092)
Options expired	(15,000)	(763,473)

Options outstanding at
October 31, 2011	—	$—

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for each Fund which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee

Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Value Fund	1.25%
Third Avenue Focused Credit Fund	0.75%

Additionally, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and other miscellaneous expenses. At October 31, 2011, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund had amounts payable to the Adviser of $382,015, $113,859, $184,205, $113,517 and $75,270 respectively, for reimbursement of expenses paid by the Adviser.

Under current arrangements, whenever, in any fiscal year, each Fund’s normal operating expenses, including the investment advisory fee, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. Below are the expense limitations and corresponding contingent liabilities to the Adviser in effect for each Fund:

90

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

		Expenses Waived through Fiscal Periods ending
		October 31, 2009	October 31, 2010	October 31, 2011

		Subject to Repayment until October 31,
Class	Expiration Date	2012	2013	2014

Third Avenue Value Fund	2/29/2012	$—	$1,528,767	$—
Third Avenue Small-Cap Value Fund	2/29/2012	—	24,680	—
Third Avenue Real Estate Value Fund	2/29/2012	—	—	—
Third Avenue International Value Fund	2/29/2012	427,922	1,525,043	582,479
Third Avenue Focused Credit Fund	2/29/2012	—	—	—

The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is deferred/waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Funds to exceed the preceding limitations. These expense limitations can be terminated at any time. The Adviser recovered previously waived fees and certain other reimbursed expenses of $912,721,$115,336 and $492,298 for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, respectively, for the year ended October 31, 2011.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. Each Fund pays the Adviser a fee calculated at an annual rate of 0.0055% of the average daily net assets of each respective Fund for such services. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $207,746.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations. For the year ended October 31, 2011, such fees amounted to $6,402,679 for Third Avenue Value Fund, $1,427,617 for Third Avenue Small-Cap Value Fund, $2,321,027 for Third Avenue Real Estate Value Fund, $1,161,448 for Third Avenue International Value Fund and $729,788 for Third Avenue Focused Credit Fund.

91

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

The Funds have an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. The following amounts are the reduction of expenses due to this arrangement for the year ended October 31, 2011. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statements of Operations.

Fund	Custody Credit

Third Avenue Value Fund	$107,832
Third Avenue Small-Cap Value Fund	32,631
Third Avenue Real Estate Value Fund	63,763
Third Avenue International Value Fund	43,347
Third Avenue Focused Credit Fund	18,704

4. LINE OF CREDIT

Each Fund and Third Avenue Variable Series Trust are participants in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. The interest on the loan is calculated at a variable rate based on the Overnight London Interbank Offered, Federal Funds or Prime Rates. A commitment fee of 0.10% per annum of the available line of credit is charged, of which each participating Fund pays its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because all of the Funds in Third Avenue Trust and Third Avenue Variable Series Trust participate, there is no assurance that an individual Fund will have access to all or any part of the $100,000,000 at any particular time. During the period from July 29, 2011 (commencement of line of credit agreement) to October 31, 2011, there were no loans outstanding under the line of credit.

5. RELATED PARTY TRANSACTIONS

Brokerage commissions:
M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the year ended October 31, 2011, the Funds incurred brokerage commissions, paid to M.J. Whitman LLC, as follows:

Fund	M.J. Whitman LLC

Third Avenue Value Fund	$53,812
Third Avenue Small-Cap Value Fund	68,667
Third Avenue Real Estate Value Fund	16,402
Third Avenue International Value Fund	28,541
Third Avenue Focused Credit Fund	—

Investment in affiliates:
A summary of the Funds’ transactions in securities of affiliated issuers for the year ended October 31, 2011 is set forth below:

92

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Third Avenue Value Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2010	Gross Purchases and Additions		Gross Sales and Reductions		Shares/ Principal Amount Held at Oct. 31, 2011	Value at Oct. 31, 2011	Investment Income Nov. 1, 2010 - Oct. 31, 2011

Carver Bancorp, Inc.	218,500	—		—		218,500	$ 87,400	$—
Covanta Holding Corp.	8,816,889	—		—		8,816,889	129,255,593	1,983,800
FedFirst Financial Corp.	232,032	—		—		232,032	3,120,830	27,844
Fleetwood Homes, Inc.	500	514	[1]	—		1,014	80,843,000	—
FNC Realty Corp.	18,975,821	—		9,487,911		9,487,910	6,641,537	—
Forest City Enterprises, Inc., Class A	8,764,203	—		—		8,764,203	119,894,297	—
Forest City Enterprises, Inc., Class B	22,500	—		—		22,500	305,325	—
Gouverneur Bancorp, Inc.	205,511	—		—		205,511	1,448,853	69,874
Home Federal Bancorp, Inc.	274,157	—		24,400	[2]	249,757	3,209,377	59,942
Home Products International, Inc.	526,368	—		—		526,368	26,318	—
Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17	16,976,305	1,033,857	[3]	—		18,010,162	1,593,899	1,007,427	[3]
Lai Sun Garment International, Ltd.	—	160,000,000		—		160,000,000	14,714,036	—
Manifold Capital Holdings, Inc.	37	—		—		37	555,000	—
RS Holdings Corp., Class A	9,337	—		—		9,337	1,772	—
RS Holdings Corp., Convertible Pfd., Class A	1,022,245	—		—		1,022,245	194,023	—
SFSB, Inc.	242,800	—		—		242,800	570,580	—
Sycamore Networks, Inc.	1,871,861	—		—		1,871,861	35,977,168	—
Tejon Ranch Co.	3,420,106	—		—		3,420,106	88,888,555	—

Total Affiliates							$487,327,563	$3,148,887

PIK: Payment-in-kind
[1]	Share increased due to conversion of security.
[2]	Share reduction due to reverse stock split.
[3]	Payment-in-kind interest.

Third Avenue Small-Cap Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Oct. 31, 2011	Value at Oct. 31, 2011	Investment Income Nov. 1, 2010 - Oct. 31, 2011

Bel Fuse, Inc., Class B	741,242	—	—	741,242	$13,253,407	$207,548
Bronco Drilling Co., Inc. *	1,663,262	—	1,663,262	—	—	—
Catalyst Paper Corp.	21,530,352	—	—	21,530,352	1,375,955	—
Cross Country Healthcare, Inc.	3,221,822	—	1,458,978	1,762,844	8,814,220	—
Electro Scientific Industries, Inc. *	1,541,828	—	1,243,501	298,327	3,666,439	—
National Western Life Insurance Co., Class A *	190,037	—	164,572	25,465	3,661,103	—
Parco Co., Ltd. *	4,505,600	—	4,505,600	—	—	—
PYI Corp., Ltd.	475,780,230	—	—	475,780,230	14,492,104	1,830,006

Total Affiliates					$45,263,228	$2,037,554

*	As of October 31, 2011, no longer an affiliate.

93

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares/ Investment Amount Held at Oct. 31, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Shares/ Investment Amount Held at Oct. 31, 2011	Value at Oct. 31, 2011	Investment Income Nov. 1, 2010 - Oct. 31, 2011

Alliance Bernstein Legacy
Securities (C1) L.P.	34,000,000	2,000,000	—	36,000,000	$ 37,324,299	$ —
Consolidated-Tomoka Land Co.	500,500	—	—	500,500	14,989,975	15,015
FNC Realty Corp. *	12,982,327	—	6,491,463	6,490,864	4,543,605	—
Forest City Enterprises, Inc., Class A	8,290,773	813,609	257,584	8,846,798	121,024,197	—
Newhall Holding Co. LLC, Class A Units	28,893,141	620,000	—	29,513,141	42,794,054	—
Thomas Properties Group, Inc.	7,357,929	—	2,950	7,354,979	18,608,097	—

Total Affiliates					$239,284,227	$15,015

*	As of October 31, 2011, no longer an affiliate.

Third Avenue International Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2010	Gross Purchases and Additions		Gross Sales and Reductions		Shares Held at Oct. 31, 2011	Value at Oct. 31, 2011	Investment Income Nov. 1, 2010 - Oct. 31, 2011

Boardroom, Ltd.	22,522,784	—		—		22,522,784	$ 9,565,829	$ 887,556
Catalyst Paper Corp.	60,271,095	12,000,000	[1]	—		72,271,095	4,618,680	—
Catalyst Paper Corp. †*	12,000,000	—		12,000,000	[1]	—	—	—
Netia S.A.	49,496,693	—		6,587,198		42,909,495	72,966,958	—
Rubicon, Ltd.	51,395,523	—		—		51,395,523	16,323,873	—
Tenon, Ltd.	10,482,120	—		—		10,482,120	5,340,751	—
WBL Corp., Ltd.	37,050,140	—		—		37,050,140	92,500,422	2,971,727

Total Affiliates							$201,316,513	$3,859,283

[1]	Share increase/decrease due to conversion of security.
†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

*	As of October 31, 2011, no longer an affiliate.

Third Avenue Focused Credit Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2010	Gross Purchases and Additions		Gross Sales and Reductions	Shares/ Principal Amount Held at Oct. 31, 2011	Value at Oct. 31, 2011	Investment Income Nov. 1, 2010 - Oct. 31, 2011

Aveos Fleet Performance, Inc.:
Revolving Credit, 11.250% due 3/12/13	800,946	1,773,522		—	2,574,468	$ 2,497,234	$ 212,710
Term Loan, 11.250% due 3/12/13	3,180,308	—		—	3,180,308	3,084,899	383,937
Term Loan A2, PIK, 10.750% due 3/12/15	—	6,977,623	*	—	6,977,623	6,838,071	66,675	*
Term Loan B, PIK, 10.750% due 3/12/15	6,107,539	693,385	*	—	6,800,924	6,664,905	752,297	*
Aveos Holding Co.	623,251	—		50,000	573,251	10,891,763	—

Total Affiliates						$29,976,872	$1,415,619

PIK: Payment-in-kind
*	Includes payment-in-kind interest.

94

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Certain employees of the Adviser serve as members of the board of directors of companies in which the Funds have investments. As a result of such service, for the year ended October 31, 2011, the Funds received the following board member fees from these companies that board members from the Adviser agreed to have paid directly to the benefit of the Funds. These fees are included in “Other Income” on the accompanying Statement of Operations.

Fund	Fees

Third Avenue Value Fund	$111,823
Third Avenue Small-Cap Value Fund	4,193
Third Avenue Real Estate Value Fund	17,682

6. DISTRIBUTION EXPENSES:

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class (“TVFVX”), Third Avenue Small-Cap Value Fund Investor Class (“TVSVX”), Third Avenue Real Estate Value Fund Investor Class (“TVRVX”), Third Avenue International Value Fund Investor Class (“TVIVX”), and Third Avenue Focused Credit Fund Investor Class (“TFCVX”), each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. FINRA rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the year ended October 31, 2011, distribution expenses were as follows:

Fund	Distribution Fees

Third Avenue Value Fund	$63,122
Third Avenue Small-Cap Value Fund	16,313
Third Avenue Real Estate Value Fund	109,553
Third Avenue International Value Fund	37,080
Third Avenue Focused Credit Fund	798,065

7. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

95

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund:

	For the Year Ended October 31, 2011		For the Period Ended October 31, 2010

	Investor Class		Investor Class*

	Shares	Amount	Shares	Amount

Shares sold	446,995	$22,587,661	453,117	$20,799,904
Shares issued upon reinvestment of dividends and distributions	7,214	367,337	—	—
Shares redeemed**	(243,977)	(12,237,560)	(82,743)	(3,705,023)

Net increase	210,232	$10,717,438	370,374	$17,094,881

	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	5,127,067	$258,905,978	9,646,420	$443,500,202
Shares issued upon reinvestment of dividends and distributions	1,741,956	88,686,591	2,873,502	130,284,578
Shares redeemed**	(29,108,672)	(1,444,815,317)	(39,521,413)	(1,798,468,583)

Net decrease	(22,239,649)	$(1,097,222,748)	(27,001,491)	$(1,224,683,803)

Third Avenue Small-Cap Value Fund:

	For the Year Ended October 31, 2011		For the Period Ended October 31, 2010

	Investor Class		Investor Class*

	Shares	Amount	Shares	Amount

Shares sold	241,849	$5,127,535	269,445	$4,979,685
Shares issued upon reinvestment of dividends and distributions	2,292	47,738	—	—
Shares redeemed**	(107,234)	(2,297,147)	(36,586)	(654,724)

Net increase	136,907	$2,878,126	232,859	$4,324,961

96

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	3,017,774	$63,843,002	5,364,238	$97,704,734
Shares issued upon reinvestment of dividends and distributions	502,224	10,466,329	502,585	9,086,737
Shares redeemed**	(18,578,333)	(386,647,936)	(22,610,833)	(411,169,670)

Net decrease	(15,058,335)	$(312,338,605)	(16,744,010)	$(304,378,199)

Third Avenue Real Estate Value Fund:

	For the Year Ended October 31, 2011		For the Period Ended October 31, 2010

	Investor Class		Investor Class*

	Shares	Amount	Shares	Amount

Shares sold	1,468,101	$34,437,218	1,348,093	$28,175,728
Shares issued upon reinvestment of dividends and distributions	48,263	1,098,477	—	—
Shares redeemed**	(506,653)	(11,266,051)	(99,602)	(2,097,339)

Net increase	1,009,711	$24,269,644	1,248,491	$26,078,389

	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	15,516,901	$361,514,800	19,117,775	$395,528,332
Shares issued upon reinvestment of dividends and distributions	2,629,170	59,865,785	875,443	17,701,460
Shares redeemed**	(16,604,692)	(378,348,436)	(17,492,305)	(362,863,125)

Net increase	1,541,379	$43,032,149	2,500,913	$50,366,667

Third Avenue International Value Fund:

	For the Year Ended October 31, 2011		For the Period Ended October 31, 2010

	Investor Class		Investor Class*

	Shares	Amount	Shares	Amount

Shares sold	1,280,048	$22,864,723	468,297	$6,978,067
Shares issued upon reinvestment of dividends and distributions	6,877	114,010	—	—
Shares redeemed**	(795,698)	(13,235,091)	(44,004)	(667,752)

Net increase	491,227	$9,743,642	424,293	$6,310,315

97

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	11,130,629	$190,446,355	28,858,403	$439,724,959
Shares issued upon reinvestment of dividends and distributions	1,457,602	24,181,557	1,001,423	15,301,778
Shares redeemed**	(22,122,812)	(374,763,909)	(24,731,451)	(373,219,635)

Net increase / (decrease)	(9,534,581)	$(160,135,997)	5,128,375	$81,807,102

Third Avenue Focused Credit Fund:

	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010

	Investor Class		Investor Class

	Shares	Amount	Shares	Amount

Shares sold	23,917,225	$267,034,377	20,761,893	$221,790,772
Shares issued upon reinvestment of dividends and distributions	1,971,089	21,672,598	927,004	9,962,593
Shares redeemed**	(15,637,023)	(169,794,805)	(8,639,373)	(93,986,247)

Net increase	10,251,291	$118,912,170	13,049,524	$137,767,118

	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	31,012,475	$348,328,323	49,402,936	$531,080,618
Shares issued upon reinvestment of dividends and distributions	4,877,322	53,622,795	2,602,297	27,975,529
Shares redeemed**	(29,901,735)	(332,093,979)	(3,821,475)	(40,944,995)

Net increase	5,988,062	$69,857,139	48,183,758	$518,111,152

*	From the commencement of offering Investor Class shares on December 31, 2009.
**	Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund, and Third Avenue Focused Credit Fund charge a redemption fee of 1%, 1%, 1%, 2%, and 2%, respectively, for shares redeemed or exchanged for shares of another Fund within 60 days or less of the purchase date.

98

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

8. COMMITMENTS AND CONTINGENCIES

At October 31, 2011, Third Avenue Real Estate Value Fund had the following commitment and contingency:

Issuer	Type	Amount of Commitment	Funded Commitment	Value of Segregated Securities

Alliance Bernstein Legacy Securities (C1) L.P.	Limited Partnership	$40,000,000	$36,000,000	$4,000,000

Third Avenue Focused Credit Fund may enter into senior unsecured bridge financing commitments. Bridge financing commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is classified in the Statement of Operations as interest income. During the year ended October 31, 2011, the Fund earned $2,141,477 in commitment fee income.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:
Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:
The Funds may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Credit and interest rate risk:
The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt

99

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:
Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Counterparty risk:
The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Adviser, an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation. At October 31, 2011, the Funds had counterparty concentration of credit risk primarily with JPMorgan Chase Bank N.A.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

100

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Loans and other direct debt instruments:
The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration:
The Funds’ cash balances are held at a major regional U.S. bank. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:
The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Fund concentration:
The Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, the Funds may encounter some difficulty in liquidating securities of concentrated positions.

10. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. In order to present accumulated undistributed net investment income (loss), accumulated net realized gain (loss) from investments and foreign currency transactions and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made. “Book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies, real estate investment trusts (“REITs”) and partnerships, the difference in the treatment of amortization of discount on certain debt instruments and other book to tax adjustments. Net investment income, net realized capital gain (loss) on investments and foreign currency transactions and net assets were not affected by these changes. For the year ended October 31, 2011, the adjustments were as follows:

101

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

	Increase/(Decrease) to Paid-in-Capital	Increase/(Decrease) to Accumulated Undistributed Net Investment Income/(Loss)	Increase/(Decrease) to Undistributed Net Realized Gain/(Loss) on Investments and Foreign Currency

Third Avenue Value Fund	$15,699,071	$105,845,367	$(121,544,438)
Third Avenue Small-Cap Value Fund	582,620	2,661,832	(3,244,452)
Third Avenue Real Estate Value Fund	(2,979,228)	17,292,114	(14,312,886)
Third Avenue International Value Fund	(913)	30,334,879	(30,333,966)
Third Avenue Focused Credit Fund	—	(362,417)	362,417

The tax character of dividends and distributions paid during the period ended October 31, 2011 was as follows:

	Ordinary Income		Net Capital Gains	Total

Third Avenue Value Fund	$94,005,691		$ —	$94,005,691
Third Avenue Small-Cap Value Fund	10,998,978		—	10,998,978
Third Avenue Real Estate Value Fund	67,496,572		—	67,496,572
Third Avenue International Value Fund	26,197,299		—	26,197,299
Third Avenue Focused Credit Fund	88,531,484	(a)	480,106	89,011,590

The tax character of dividends and distributions paid during the period ended October 31, 2010 was as follows:

	Ordinary Income		Net Capital Gains	Total

Third Avenue Value Fund	$141,917,365		$—	$141,917,365
Third Avenue Small-Cap Value Fund	9,502,988		—	9,502,988
Third Avenue Real Estate Value Fund	18,486,993		—	18,486,993
Third Avenue International Value Fund	16,339,865		—	16,339,865
Third Avenue Focused Credit Fund	42,818,716	(a)	—	42,818,716

At October 31, 2011, the accumulated undistributed earnings on a tax basis were:

	Undistributed Ordinary Income		Accumulated Capital Gains

Third Avenue Value Fund	$67,118,316		$—
Third Avenue Small-Cap Value Fund	2,195,334		2,526,528
Third Avenue International Value Fund	19,706,866		—
Third Avenue Focused Credit Fund	34,265,078	(a)	19,645,397

(a) Includes short-term capital gains, which is taxed as ordinary income.

At October 31, 2011, Third Avenue Real Estate Value Fund had no distributable earnings on a tax basis.

102

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing difference.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2011 were as follows:

	Tax Basis of Investments	Appreciation	(Depreciation)	Total Unrealized Appreciation/ (Depreciation)	Other Cost Basis Adjustments	Total Net Unrealized Appreciation/ (Depreciation)

Third Avenue Value Fund	$3,293,902,552	$728,033,608	$(694,253,567)	$33,780,041	$(175,508)	$33,604,533
Third Avenue Small-Cap Value Fund	772,893,056	124,533,780	(127,261,260)	(2,727,480)	18,534	(2,708,946)
Third Avenue Real Estate Value Fund	1,571,142,785	217,159,131	(227,017,115)	(9,857,984)	(117,647)	(9,975,631)
Third Avenue International Value Fund	1,396,494,524	128,359,236	(277,849,408)	(149,490,172)	121,592	(149,368,580)
Third Avenue Focused Credit Fund	1,028,159,452	45,746,499	(119,251,299)	(73,504,800)	6,041	(73,498,759)

The difference between book and tax basis total unrealized appreciation/(depreciation) is primarily attributable to deferred losses on wash sales, mark-to-market treatment of investments in certain passive foreign investment companies, investments in REITs and partnerships, differences in the treatment of amortization of discount on certain debt instruments and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on foreign currencies.

For the year ended October 31, 2011, certain Funds generated net capital gains which were offset by prior year capital loss carryforwards as follows:

Third Avenue Value Fund	$228,890,872
Third Avenue Small-Cap Value Fund	52,086,014
Third Avenue Real Estate Value Fund	87,723,280
Third Avenue International Value Fund	81,448,789

As of October 31, 2011, certain Funds have capital loss carryforwards which should be available to offset certain gains generated in future years prior to their expiration date as follows:

Expiration Date	Third Avenue Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund

10/31/2017	$407,198,562	$14,589,926	$67,126,072
10/31/2018	—	—	56,307,639

	$407,198,562	$14,589,926	$123,433,711

103

Third Avenue Trust
Notes to Financial Statements (continued)
October 31, 2011

Therefore, no distributions of capital gains are expected to be paid to shareholders of the above Funds until either net capital gains in excess of such carryforwards are recognized or such carryforwards expire. It is uncertain whether the Funds will be able to realize the full benefit of such carryforwards prior to their expiration date.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a pre-enactment year can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no events, except those listed below, that would require adjustment to or additional disclosure in the Funds’ financial statements.

On December 20, 2011, the Funds made the following per share distributions to shareholders of record on December 19, 2011:

	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains

Third Avenue Value Fund Institutional Class	$0.9027	—	—
Third Avenue Value Fund Investor Class	$0.7924	—	—
Third Avenue Small-Cap Value Fund Institutional Class	$0.0654	—	$0.0657
Third Avenue Small-Cap Value Fund Investor Class	$0.0214	—	$0.0657
Third Avenue International Value Fund Institutional Class	$0.2595	—	—
Third Avenue International Value Fund Investor Class	$0.2166	—	—
Third Avenue Focused Credit Fund Institutional Class	$0.2226	$0.2527	$0.2010
Third Avenue Focused Credit Fund Investor Class	$0.2160	$0.2527	$0.2010

104

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Third Avenue Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (collectively constituting Third Avenue Trust, hereafter referred to as the “Trust”) at October 31, 2011, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 28, 2011

105

Annual Renewal of Investment Advisory Agreements (Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 8, 2011, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not “interested persons” (as the term is defined in the Investment Company Act) (the “Independent Trustees”)), approved the renewal of each Fund’s Investment Advisory Agreement (collectively, the “Agreements”). Prior to voting on the Agreements, the Independent Trustees met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials referred to below.

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreements. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its June 8, 2011 meeting, the Board engaged in a detailed discussion of the materials with the Adviser. In considering the Agreements, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their multi-year service on the Trust’s Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed each Fund since its inception, and expressed their belief that a long-term relationship with a capable, conscientious adviser is in the best interest of the Funds. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Factors Considered

A. Financial Condition of the Adviser; Advisory Fees; Profitability

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

1.	the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Funds;

2.

the information sources and methodology used in the selection of funds included in the comparison universe and the competitive fund group used in comparative analyses of each Fund’s advisory fees and expense ratio and in analyzing the Fund’s performance;

3.

each Fund’s advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of each Fund and the funds in its comparison universe and competitive fund group;

4.	performance/expense analyses of each Fund and funds in its competitive fund group;

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser, as well as any similar separate advisory accounts;

106

Annual Renewal of Investment Advisory Agreements (continued) (Unaudited)

6.

information presented in respect of economies of scale, noting the generally competitive expense ratios, the Adviser’s agreement to limit certain Funds’ total expenses, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds, the trend of expense ratios of each Fund since inception and the decline in certain Fund’s assets since 2008;

7.

the profitability to the Adviser resulting from each Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

8.

fallout benefits, including (i) fees for providing administrative services and (ii) brokerage commissions paid to the Adviser’s affiliated broker-dealer from transactions executed for the Funds, including the quarterly brokerage analysis performed by third party service providers and provided to the Trustees analyzing, among other things, the affiliated broker-dealer’s per share commission and execution costs; and (iii) research services received by the Adviser in connection with executing Fund portfolio transactions.

B. Description of Personnel And Service Provided by the Adviser

The Trustees reviewed with representatives of the Adviser, and considered:

1.

the nature, extent and quality of services rendered to the Funds, including the Adviser’s investment, senior management and operational personnel, and the oversight of day-to-day operations of the Funds provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy; and

3.	the value added through the Adviser’s active management style that includes participation in corporate restructurings and other activist investments.

C. Investment Performance of the Funds and Adviser

1.

The Trustees reviewed total return information for each Fund versus the comparison universe and competitive funds group for various periods and since inception. The Trustees also reviewed information pertaining to each Fund’s risk adjusted performance and risk measures.

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with each Fund’s overall performance in light of market conditions, the Adviser’s investing style and circumstances particular to that Fund. They also considered the advisory fee and expense ratio of each Fund and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser’s presentation.

The Trustees discussed the Adviser’s profitability, and it was noted that the profitability percentage for each Fund was within the range of profitability in relevant court cases upholding board approval of particular advisory agreements.

107

Annual Renewal of Investment Advisory Agreements (continued)
(Unaudited)

The Trustees concluded that each Fund’s fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Fund, including administration fees paid to the Adviser and brokerage fees paid to the Adviser’s affiliates. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser, as well as any separate advisory accounts, and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Funds as compared to advisory services provided to other advised and sub-advised funds and any separate accounts. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Funds and considered each Fund’s fee structure and the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds. The Trustees concluded that additional material economies of scale were not present to be shared with the Funds, especially for Funds that have experienced declining assets.

108

Management of the Trust
(Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes five portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling (800) 443-1021.

Interested Trustees

Name, Date of Birth & Address	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

Martin J. Whitman** DOB: September 1924 622 Third Avenue New York, NY 10017	Trustee since 11/90	Chairman and Trustee

Chairman (3/90 to Present) of Third Avenue Trust; Chairman (7/99 to Present) of Third Avenue Variable Series Trust; Co-Chief Investment Officer (2/03 to Present) of Third Avenue Management LLC; CEO, President and Director (10/74 to Present) of Martin J. Whitman & Co., Inc. (formerly M.J. Whitman & Co. Inc.) (private investment company); Distinguished Management Fellow (1972 to 2007) of the Yale School of Management at Yale University; Chartered Financial Analyst.

Director (3/91 to 6/11) of Nabors Industries, Inc. (international oil drilling services).

David M. Barse** DOB: June 1962 622 Third Avenue New York, NY 10017	Trustee since 9/01	President, CEO and Trustee

President (5/98 to Present), Trustee (9/01 to Present), CEO (9/03 to Present) of Third Avenue Trust; President (7/99 to Present), Trustee (9/01 to Present) and CEO (9/03 to Present) of Third Avenue Variable Series Trust; CEO (4/03 to Present), President (2/98 to Present), Third Avenue Management LLC; CEO (7/99 to Present), President (6/95 to Present), Director (1/95 to Present) of M.J. Whitman, Inc. and its successor, M.J. Whitman LLC (registered broker-dealer); President of other funds advised by Third Avenue Management LLC (6/99 to Present).

Director (7/96 to Present) of Covanta Holding Corp. (utilities/waste management); Trustee (3/01 to Present) of Manifold Capital Holdings, Inc. (credit enhancement) and Trustee of Brooklyn Law School.

109

Independent Trustees

Correspondence intended for any Independent Trustee may be sent to: Third Avenue Management LLC, 622 Third Avenue, 32nd Floor, New York, NY 10017.

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

Jack W. Aber DOB: September 1937	Trustee since 8/02	Trustee	Professor of Finance (1972 to Present) of Boston University School of Management.

Trustee, The Managers Funds (1999 to Present) (41 portfolios); Trustee of Appleton Growth Fund (2001 to Present); Trustee of Aston Funds (2010 to Present) (26 portfolios); Trustee of Third Avenue Variable Series Trust (8/02 to Present).

William E. Chapman, II DOB: September 1941	Trustee since 8/02	Trustee

President and Owner (1998 to Present) of Longboat Retirement Planning Solutions (consulting firm); part-time employee delivering retirement and investment education seminars (1/00 to 11/09) for Hewitt Associates, LLC (consulting firm).

Trustee, The Managers Funds (1999 to Present) (41 portfolios); Director of Harding, Loevner Funds, Inc. (2008 to Present) (6 portfolios); Trustee of Aston Funds (2010 to Present) (26 portfolios); Trustee (5/02 to Present) of Bowdoin College; Director, The Mutual Fund Directors Forum (2010 to Present); Director, Sarasota Memorial Healthcare Foundation (2011 to Present). Trustee of Third Avenue Variable Series Trust (8/02 to Present).

Lucinda Franks DOB: July 1946	Trustee since 2/98	Trustee	Journalist and Author (1969 to Present).	Trustee of Third Avenue Variable Series Trust (7/99 to Present).

Edward J. Kaier DOB: September 1945	Trustee since 8/02	Trustee	Partner (7/07 to Present) at Teeters Harvey Gilboy & Kaier LLP (law firm); Partner (1977 to 7/07) at Hepburn Willcox Hamilton & Putnam (law firm).	Trustee, The Managers Funds (1999 to Present) (41 portfolios); Trustee of Aston Funds (2010 to Present) (26 portfolios); Trustee of Third Avenue Variable Series Trust (8/02 to Present).

110

Independent Trustees

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

Marvin Moser, M.D. DOB: January 1924	Trustee since 11/94	Trustee	Clinical Professor of Medicine (1984 to Present) at Yale University School of Medicine; President of Hypertension Education Foundation (1977 to Present).	Director of Comprehensive Clinical Development (research and pharmaceutical site management company) (2002 to Present); Trustee of Third Avenue Variable Series Trust (7/99 to Present).

Eric Rakowski DOB: June 1958	Trustee since 8/02	Trustee	Professor (1990 to Present) at University of California at Berkeley School of Law.

Trustee, The Managers Funds (1999 to Present) (41 portfolios); Director of Harding, Loevner Funds, Inc. (2008 to Present) (6 portfolios); Trustee of Aston Funds (2010 to Present) (26 portfolios); Trustee of Third Avenue Variable Series Trust (8/02 to Present).

Martin Shubik DOB: March 1926	Trustee since 11/90	Trustee	Seymour H. Knox Professor (1975 to 2007) of Mathematical Institutional Economics, Yale University; Emeritus (2007 to Present).	Trustee of Third Avenue Variable Series Trust (7/99 to Present).

Charles C. Walden DOB: July 1944	Trustee since 5/96	Trustee

President and Owner (2006 to Present) of Sound Capital Associates, LLC (consulting firm); Executive Vice-President - Investments and Chief Investment Officer (1973 to 1/07) of Knights of Columbus (fraternal benefit society selling life insurance and annuities); Chartered Financial Analyst.

Director, Special Opportunities Fund, Inc. (2009 to Present). Trustee of Third Avenue Variable Series Trust (7/99 to Present).

*	Each trustee serves until his successor is duly elected and qualified.
**	Messrs. Whitman and Barse are “interested trustees” of the Trust due to their employment with and indirect ownership interests in the Adviser and the Distributor, M.J. Whitman LLC.

111

Principal Trust Officers Who Are Not Trustees

Name, Date of Birth & Address	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Officer

Vincent J. Dugan DOB: September 1965 622 Third Avenue New York, NY 10017	Treasurer and CFO

Treasurer and Chief Financial Officer (CFO) (9/04 to Present) of Third Avenue Trust; Treasurer and CFO (9/04 to Present) of Third Avenue Variable Series Trust; Chief Operating Officer (COO) and CFO (8/04 to Present) of Third Avenue Management LLC; COO and CFO (8/04 to Present) of Third Avenue Holdings Delaware LLC; COO and CFO (8/04 to Present) of M.J. Whitman LLC and subsidiaries; COO and CFO (8/04 to Present) of certain other funds advised by Third Avenue Management LLC (8/04 to Present).

N/A

Michael A. Buono DOB: May 1967 622 Third Avenue New York, NY 10017	Controller	Controller (5/06 to Present) of Third Avenue Trust, Third Avenue Variable Series Trust, Third Avenue Management LLC and M.J. Whitman LLC and subsidiaries.	N/A

W. James Hall III DOB: July 1964 622 Third Avenue New York, NY 10017	General Counsel and Secretary

General Counsel and Secretary (6/00 to Present) of Third Avenue Trust; General Counsel and Secretary (9/00 to Present) of Third Avenue Variable Series Trust; General Counsel and Secretary (9/00 to Present) of EQSF Advisers, Inc., and its successor, Third Avenue Management LLC; General Counsel and Secretary (5/00 to Present) of M.J. Whitman, Inc. and its successor, M.J. Whitman LLC; General Counsel and Secretary of certain other funds advised by Third Avenue Management LLC (7/02 to Present).

N/A

Joseph J. Reardon DOB: April 1960 622 Third Avenue New York, NY 10017	Chief Compliance Officer	Chief Compliance Officer (4/05 to Present) of Third Avenue Trust, Third Avenue Variable Series Trust and Third Avenue Management LLC.	N/A

112

Third Avenue Trust
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2011, and held for the six month period ended October 31, 2011.

Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period May 1, 2011 to October 31, 2011*	Annualized Expense Ratio

Third Avenue Value Fund
Investor Class
Actual	$1,000.00	$812.10	$6.43	1.40%
Hypothetical	$1,000.00	$1,018.25	$7.16	1.40%
Institutional Class
Actual	$1,000.00	$813.30	$5.28	1.15%
Hypothetical	$1,000.00	$1,019.51	$5.89	1.15%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000.00	$887.00	$6.69	1.40%
Hypothetical	$1,000.00	$1,018.25	$7.16	1.40%
Institutional Class
Actual	$1,000.00	$888.00	$5.50	1.15%
Hypothetical	$1,000.00	$1,019.51	$5.89	1.15%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000.00	$867.40	$6.63	1.40%
Hypothetical	$1,000.00	$1,018.25	$7.16	1.40%
Institutional Class
Actual	$1,000.00	$868.40	$5.45	1.15%
Hypothetical	$1,000.00	$1,019.51	$5.89	1.15%
Third Avenue International Value Fund
Investor Class
Actual	$1,000.00	$819.00	$7.61	1.65%
Hypothetical	$1,000.00	$1,016.98	$8.43	1.65%
Institutional Class
Actual	$1,000.00	$819.80	$6.46	1.40%
Hypothetical	$1,000.00	$1,018.25	$7.16	1.40%

113

Third Avenue Trust
Schedule of Shareholder Expenses (continued)
(Unaudited)

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period May 1, 2011 to October 31, 2011*	Annualized Expense Ratio

Third Avenue Focused Credit Fund
Investor Class
Actual	$1,000.00	$932.70	$5.88	1.20%
Hypothetical	$1,000.00	$1,019.26	$6.14	1.20%
Institutional Class
Actual	$1,000.00	$933.60	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.53	$4.86	0.95%

*

Expenses (net of fee waivers and/or expense reimbursements/expense offset arrangement/expense recovery) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (185) divided by 365.

114

Third Avenue Trust
Federal Tax Status of Dividends and Distributions
(Unaudited)

The following information represents the tax status of dividends and distributions paid by the Funds during the fiscal year ended October 31, 2011. This information is presented to meet regulatory requirements and no current action on your part is required. The information and distributions reported below will differ from the information and distributions taxable to shareholders for the calendar year ending December 31, 2011.

During the fiscal year ended October 31, 2011, Third Avenue Focused Credit Fund paid to you in cash or reinvested into your account of $0.788 and $0.812 per share from net investment income for Investor and Institutional Classes, respectively and $0.099 from short-term capital gain for both classes, which is taxed as ordinary income. Additionally, during the fiscal year ended October 31, 2011, Third Avenue Focused Credit Fund paid to you in cash or reinvested into your account of $0.006 per share from long-term capital gain for both classes, which is taxed as such.

For the fiscal year ended October 31, 2011, the designations below are applicable to the ordinary income dividends paid by each Fund in accordance with Section 854 of the Internal Revenue Code.

	Qualified Dividend Income for Individuals	Dividends Received Deduction for Corporations

Third Avenue Value Fund	$21,828,245	9.60%
Third Avenue Small-Cap Value Fund	9,337,533	54.19%
Third Avenue Real Estate Value Fund	25,602,615	25.07%
Third Avenue International Value Fund	27,692,916	58.93%

The following Funds intend to elect to pass through to shareholders the income taxes paid to foreign countries which may be eligible for the foreign tax credit in accordance with Section 853 of the Internal Revenue Code. Gross foreign source income and foreign tax expenses for the year ended October 31, 2011 are as follows:

	Gross Foreign Source Income	Foreign Tax Pass Through

Third Avenue Value Fund	$67,748,519	$3,998,892
Third Avenue International Value Fund	34,221,553	3,652,147

Information necessary to complete your income tax returns for the calendar year ending December 31, 2011 will be issued by the Funds in the early part of 2012.

115

BOARD OF TRUSTEES

Jack W. Aber	Marvin Moser
David M. Barse	Eric Rakowski
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman

OFFICERS

Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Code of Ethics.

At October 31, 2011, the Trust had a code of ethics (the “Code of Ethics”) that applies to its principal executive officer and principal financial officer. This Code of Ethics is attached as Exhibit (a) (1) hereto.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees has determined that Messrs. Jack Aber, Martin Shubik and Charles Walden, members of the Audit Committee of the Board, are “audit committee financial experts” (“ACFE”) as defined by the Securities and Exchange Commission (“SEC”) and has designated Mr. Aber as the Committee’s ACFE. Each of Messrs. Aber, Shubik and Walden are “independent” as defined by the SEC for purposes of ACFE determinations. Under applicable securities laws, a person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an ACFE. The designation or identification of a person as an ACFE does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)          Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $284,000, including out of pocket expenses of approximately $10,000, for the fiscal year ended October 31, 2011 and $275,500, including out of pocket expenses of approximately $6,500, for the fiscal year ended October 31, 2010.

(b)          Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the Trust’s principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a). There were no audit-related services provided to the Trust’s investment adviser or any entity controlling, controlled by, or under common control with the Trust’s investment adviser that provides ongoing services to the Trust (“Service

Affiliates”) during each of the last two years that were required to be pre-approved by the Trust’s Audit Committee.

(c)          Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for tax compliance, tax advice and tax planning were $209,700 for the fiscal year ended October 31, 2011 and $203,300 for the fiscal year ended October 31, 2010. These services related to the preparation of tax returns and the review of tax-related issues. There were no tax services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(d)          All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the Trust’s principal accountant, other than the services reported above in Items 4(a) through (c). There were no other services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(e)          Audit Committee Pre-Approval Policies and Procedures.

              (i) The Audit Committee pre-approves the Trust’s accountant’s engagement for audit and non-audit services to the Trust and certain non-audit services to the Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the accountant’s independence.

              (ii) There were no services provided to the Trust or Service Affiliates during the last two fiscal years for which the pre-approval requirement was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          Not Applicable.

(g)          The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust and Service Affiliates for each of the last two fiscal years were $209,700 for the fiscal year ended October 31, 2011 and $295,400 for the fiscal year ended October 31, 2010.

(h)          The Audit Committee has considered whether the provision of non-audit services to the Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the Trust’s accountant.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a) (3)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	December 29, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	December 29, 2011

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	December 29, 2011